UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

Semiannual Report

June 30, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current prospectus or summary prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus or summary prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2013

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

Performance

Tax-Managed Growth Fund 1.1	2
Tax-Managed Growth Fund 1.2	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	8

Board of Trustees’ Contract Approval	41

Officers and Trustees	47

Important Notices	49

Eaton Vance

Tax-Managed Growth Fund 1.1

June 30, 2013

Performance1,2

Portfolio Managers Duncan W. Richardson, CFA, Lewis R. Piantedosi, Michael A. Allison, CFA and Yana S. Barton, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	03/28/1996	03/29/1966	12.65%	18.93%	6.48%	6.35%
Class A with 5.75% Maximum Sales Charge	—	—	6.15	12.09	5.23	5.72
Class B at NAV	03/28/1996	03/29/1966	12.24	18.03	5.69	5.56
Class B with 5% Maximum Sales Charge	—	—	7.24	13.03	5.37	5.56
Class C at NAV	08/02/1996	03/29/1966	12.28	18.02	5.69	5.56
Class C with 1% Maximum Sales Charge	—	—	11.28	17.02	5.69	5.56
Class I at NAV	07/02/1999	03/29/1966	12.81	19.22	6.74	6.63
Class S at NAV	05/14/1999	05/14/1999	12.74	19.10	6.64	6.51
S&P 500 Index	—	—	13.82%	20.60%	7.01%	7.29%

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions		03/28/1996	03/29/1966	11.86%	5.01%	5.55%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	7.23	4.12	4.64
Class B After Taxes on Distributions		03/28/1996	03/29/1966	12.95	5.33	5.54
Class B After Taxes on Distributions and Sale of Fund Shares		—	—	7.51	4.20	4.47
Class C After Taxes on Distributions		08/02/1996	03/29/1966	16.88	5.58	5.48
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	9.87	4.47	4.48
Class I After Taxes on Distributions		07/02/1999	03/29/1966	18.91	6.46	6.39
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	11.39	5.34	5.42
Class S After Taxes on Distributions		05/14/1999	05/14/1999	18.48	6.35	6.26
Class S After Taxes on Distributions and Sale of Fund Shares		—	—	10.91	5.19	5.24

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			0.86%	1.61%	1.61%	0.61%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Tax-Managed Growth Fund 1.2

June 30, 2013

Performance1,2

Portfolio Managers Duncan W. Richardson, CFA, Lewis R. Piantedosi, Michael A. Allison, CFA and Yana S. Barton, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	02/28/2001	03/29/1966	12.60%	18.73%	6.30%	6.17%
Class A with 5.75% Maximum Sales Charge	—	—	6.09	11.87	5.05	5.55
Class B at NAV	02/28/2001	03/29/1966	12.16	17.87	5.52	5.39
Class B with 5% Maximum Sales Charge	—	—	7.16	12.87	5.19	5.39
Class C at NAV	02/28/2001	03/29/1966	12.22	17.82	5.51	5.38
Class C with 1% Maximum Sales Charge	—	—	11.22	16.82	5.51	5.38
Class I at NAV	02/28/2001	03/29/1966	12.66	18.98	6.56	6.44
S&P 500 Index	—	—	13.82%	20.60%	7.01%	7.29%

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions		02/28/2001	03/29/1966	11.67%	4.86%	5.40%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	7.06	3.97	4.48
Class B After Taxes on Distributions		02/28/2001	03/29/1966	12.84	5.15	5.36
Class B After Taxes on Distributions and Sale of Fund Shares		—	—	7.33	4.05	4.32
Class C After Taxes on Distributions		02/28/2001	03/29/1966	16.73	5.44	5.34
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	9.67	4.32	4.32
Class I After Taxes on Distributions		02/28/2001	03/29/1966	18.71	6.32	6.25
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	11.17	5.19	5.25

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			1.03%	1.78%	1.78%	0.79%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2013

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Walt Disney Co. (The)	2.6%
Intel Corp.	2.5
Coca-Cola Co. (The)	2.4
QUALCOMM, Inc.	2.4
Accenture PLC, Class A	2.4
United Technologies Corp.	2.3
Google, Inc., Class A	2.3
Exxon Mobil Corp.	2.3
Oracle Corp.	2.2
Johnson & Johnson	2.0

Total	23.4%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2013

Endnotes and Additional Disclosures

[1]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

[3]	Source: Fund prospectus.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Duncan W. Richardson, a member of the Portfolio Management team of the Portfolio, will be retiring from the Eaton Vance organization on October 31, 2013. Effective October 1, 2013, the Portfolio will be managed by the remaining members of the team, Lewis R. Piantedosi, Michael A. Allison and Yana S. Barton.

5

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 – June 30, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Tax-Managed Growth Fund 1.1

	Beginning Account Value (1/1/13)	Ending Account Value (6/30/13)	Expenses Paid During Period* (1/1/13 – 6/30/13)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,126.50	$4.43	0.84%
Class B	$1,000.00	$1,122.40	$8.42	1.60%
Class C	$1,000.00	$1,122.80	$8.37	1.59%
Class I	$1,000.00	$1,128.10	$3.11	0.59%
Class S	$1,000.00	$1,127.40	$3.64	0.69%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.60	$4.21	0.84%
Class B	$1,000.00	$1,016.90	$8.00	1.60%
Class C	$1,000.00	$1,016.90	$7.95	1.59%
Class I	$1,000.00	$1,021.90	$2.96	0.59%
Class S	$1,000.00	$1,021.40	$3.46	0.69%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2012. The Example reflects the expenses of both the Fund and the Portfolio.

6

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2013

Fund Expenses — continued

Eaton Vance Tax-Managed Growth Fund 1.2

	Beginning Account Value (1/1/13)	Ending Account Value (6/30/13)	Expenses Paid During Period* (1/1/13 – 6/30/13)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,126.00	$5.32	1.01%
Class B	$1,000.00	$1,121.60	$9.31	1.77%
Class C	$1,000.00	$1,122.20	$9.26	1.76%
Class I	$1,000.00	$1,126.60	$4.01	0.76%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.80	$5.06	1.01%
Class B	$1,000.00	$1,016.00	$8.85	1.77%
Class C	$1,000.00	$1,016.10	$8.80	1.76%
Class I	$1,000.00	$1,021.00	$3.81	0.76%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2012. The Example reflects the expenses of both the Fund and the Portfolio.

7

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2013

Statement of Assets and Liabilities (Unaudited)

	June 30, 2013
Assets	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2
Investment in Tax-Managed Growth Portfolio, at value (identified cost, $577,372,522 and $246,983,412, respectively)	$1,213,072,638	$484,848,884
Receivable for Fund shares sold	744,193	495,758
Total assets	$1,213,816,831	$485,344,642

Liabilities
Payable for Fund shares redeemed	$1,496,217	$1,380,224
Payable to affiliates:
Administration fee	—	60,596
Distribution and service fees	404,112	187,922
Trustees’ fees	125	125
Accrued expenses	203,365	81,714
Total liabilities	$2,103,819	$1,710,581
Net Assets	$1,211,713,012	$483,634,061

Sources of Net Assets
Paid-in capital	$1,355,127,543	$483,399,524
Accumulated net realized loss from Portfolio	(785,495,532)	(239,593,299)
Accumulated undistributed net investment income	6,380,885	1,962,364
Net unrealized appreciation from Portfolio	635,700,116	237,865,472
Total	$1,211,713,012	$483,634,061

Class A Shares
Net Assets	$931,732,140	$308,694,032
Shares Outstanding	30,848,029	22,732,447
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$30.20	$13.58
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$32.04	$14.41

Class B Shares
Net Assets	$10,129,237	$8,333,570
Shares Outstanding	344,143	623,384
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$29.43	$13.37

Class C Shares
Net Assets	$238,616,575	$139,075,416
Shares Outstanding	8,757,290	10,523,123
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$27.25	$13.22

Class I Shares
Net Assets	$21,682,392	$27,531,043
Shares Outstanding	764,758	2,022,483
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$28.35	$13.61

Class S Shares
Net Assets	$9,552,668	$—
Shares Outstanding	312,024	—
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$30.62	$—

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2013

Statement of Operations (Unaudited)

	Six Months Ended June 30, 2013
Investment Income	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2
Dividends allocated from Portfolio (net of foreign taxes, $163,340 and $65,017, respectively)	$12,178,587	$4,846,460
Interest allocated from Portfolio	8,479	3,374
Expenses allocated from Portfolio	(2,879,698)	(1,145,722)
Total investment income	$9,307,368	$3,704,112

Expenses
Administration fee	$—	$356,839
Distribution and service fees
Class A	1,150,164	378,707
Class B	56,393	45,978
Class C	1,181,895	686,109
Class S	4,615	—
Trustees’ fees and expenses	250	250
Custodian fee	20,201	19,330
Transfer and dividend disbursing agent fees	441,998	178,440
Professional fees	10,634	18,331
Printing and postage	43,545	20,978
Registration fees	31,147	31,973
Miscellaneous	132,276	50,333
Total expenses	$3,073,118	$1,787,268
Deduct —
Reduction of custodian fee	$—	$5
Total expense reductions	$—	$5

Net expenses	$3,073,118	$1,787,263

Net investment income	$6,234,250	$1,916,849

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions(1)	$46,510,520	$7,942,321
Foreign currency transactions	(1,822)	(724)
Net realized gain	$46,508,698	$7,941,597
Change in unrealized appreciation (depreciation) —
Investments	$87,661,909	$45,337,907
Foreign currency	(7,544)	(3,008)
Net change in unrealized appreciation (depreciation)	$87,654,365	$45,334,899

Net realized and unrealized gain	$134,163,063	$53,276,496

Net increase in net assets from operations	$140,397,313	$55,193,345

(1)	Includes $46,505,758 and $7,940,435, respectively, of net realized gains from redemptions in-kind.

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2013

Statements of Changes in Net Assets (Unaudited)

	Six Months Ended June 30, 2013
Increase (Decrease) in Net Assets	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2
From operations —
Net investment income	$6,234,250	$1,916,849
Net realized gain from investment and foreign currency transactions	46,508,698	7,941,597
Net change in unrealized appreciation (depreciation) from investments and foreign currency	87,654,365	45,334,899
Net increase in net assets from operations	$140,397,313	$55,193,345
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$4,276,783	$9,861,730
Class B	226,145	79,747
Class C	794,987	3,451,367
Class I	51,655,661	19,913,097
Cost of shares redeemed
Class A	(44,685,279)	(19,450,288)
Class B	(2,973,889)	(2,432,394)
Class C	(11,865,255)	(9,058,319)
Class I	(60,527,728)	(23,627,865)
Class S	(2,500)	—
Net asset value of shares exchanged
Class A	311,132	209,890
Class B	(311,132)	(209,890)
Net decrease in net assets from Fund share transactions	$(63,101,075)	$(21,262,925)

Net increase in net assets	$77,296,238	$33,930,420

Net Assets
At beginning of period	$1,134,416,774	$449,703,641
At end of period	$1,211,713,012	$483,634,061

Accumulated undistributed net investment income included in net assets
At end of period	$6,380,885	$1,962,364

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2013

Statements of Changes in Net Assets — continued

	Year Ended December 31, 2012
Increase (Decrease) in Net Assets	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2
From operations —
Net investment income	$14,627,712	$4,639,283
Net realized gain from investment and foreign currency transactions	133,659,458	38,348,616
Net change in unrealized appreciation (depreciation) from investments and foreign currency	14,087,278	19,881,460
Net increase in net assets from operations	$162,374,448	$62,869,359
Distributions to shareholders —
From net investment income
Class A	$(12,231,917)	$(3,559,011)
Class B	(57,895)	(15,381)
Class C	(1,870,524)	(696,568)
Class I	(263,625)	(340,720)
Class S	(129,639)	—
Total distributions to shareholders	$(14,553,600)	$(4,611,680)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$4,058,321	$12,665,717
Class B	44,723	97,859
Class C	1,729,684	4,511,348
Class I	160,543,678	68,940,102
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	10,408,548	3,190,909
Class B	52,236	13,747
Class C	1,484,137	571,264
Class I	192,869	301,295
Class S	14,597	—
Cost of shares redeemed
Class A	(135,303,891)	(55,883,833)
Class B	(2,924,701)	(3,457,224)
Class C	(37,088,662)	(23,733,240)
Class I	(158,610,688)	(65,095,874)
Class S	(4,751,155)	—
Net asset value of shares exchanged
Class A	6,430,465	8,125,987
Class B	(6,430,465)	(8,125,987)
Net decrease in net assets from Fund share transactions	$(160,150,304)	$(57,877,930)

Net increase (decrease) in net assets	$(12,329,456)	$379,749

Net Assets
At beginning of year	$1,146,746,230	$449,323,892
At end of year	$1,134,416,774	$449,703,641

Accumulated undistributed net investment income included in net assets
At end of year	$146,635	$45,515

11	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Fund 1.1

June 30, 2013

Financial Highlights

	Class A
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012	2011	2010		2009	2008
Net asset value — Beginning of period	$26.810		$23.630	$23.820	$21.400		$17.660	$26.930

Income (Loss) From Operations
Net investment income(1)	$0.174		$0.366	$0.275	$0.226		$0.260	$0.333
Net realized and unrealized gain (loss)	3.216		3.195	(0.176)	2.433		3.768	(9.236)

Total income (loss) from operations	$3.390		$3.561	$0.099	$2.659		$4.028	$(8.903)

Less Distributions
From net investment income	$—		$(0.381)	$(0.289)	$(0.239)		$(0.285)	$(0.367)
Tax return of capital	—		—	—	—		(0.003)	—

Total distributions	$—		$(0.381)	$(0.289)	$(0.239)		$(0.288)	$(0.367)

Net asset value — End of period	$30.200		$26.810	$23.630	$23.820		$21.400	$17.660

Total Return(2)	12.65	%(3)	15.05%	0.42%	12.43%		22.79%	(33.04)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$931,732		$863,387	$864,789	$1,000,249		$1,036,371	$979,380
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	0.84	%(6)	0.86%	0.86%	0.87%		0.91%	0.86%
Net investment income	1.19	%(6)	1.40%	1.15%	1.04%		1.42%	1.45%
Portfolio Turnover of the Portfolio	1	%(3)	2%	2%	2%		3%	3%
Portfolio Turnover of the Fund	—		—	—	8	%(7)	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolio and purchases and sales of securities held directly by the Fund.

12	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Fund 1.1

June 30, 2013

Financial Highlights — continued

	Class B
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012	2011	2010		2009		2008
Net asset value — Beginning of period	$26.220		$23.070	$23.190	$20.790		$17.100		$25.780

Income (Loss) From Operations
Net investment income(1)	$0.061		$0.156	$0.087	$0.059		$0.127		$0.145
Net realized and unrealized gain (loss)	3.149		3.118	(0.163)	2.352		3.617		(8.789)

Total income (loss) from operations	$3.210		$3.274	$(0.076)	$2.411		$3.744		$(8.644)

Less Distributions
From net investment income	$—		$(0.124)	$(0.044)	$(0.011)		$(0.054)		$(0.036)
Tax return of capital	—		—	—	—		(0.000	)(2)	—

Total distributions	$—		$(0.124)	$(0.044)	$(0.011)		$(0.054)		$(0.036)

Net asset value — End of period	$29.430		$26.220	$23.070	$23.190		$20.790		$17.100

Total Return(3)	12.24	%(4)	14.18%	(0.33)%	11.60%		21.89%		(33.53)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,129		$11,825	$18,835	$32,084		$52,538		$115,096
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.60	%(7)	1.61%	1.61%	1.62%		1.67%		1.61%
Net investment income	0.43	%(7)	0.62%	0.37%	0.28%		0.73%		0.64%
Portfolio Turnover of the Portfolio	1	%(4)	2%	2%	2%		3%		3%
Portfolio Turnover of the Fund	—		—	—	8	%(8)	—		—

(1)	Computed using average shares outstanding.

(2)	Less than $0.001 per share.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio's allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolio and purchases and sales of securities held directly by the Fund.

13	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Fund 1.1

June 30, 2013

Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012	2011	2010		2009	2008
Net asset value — Beginning of period	$24.270		$21.430	$21.630	$19.450		$16.080	$24.480

Income (Loss) From Operations
Net investment income(1)	$0.058		$0.154	$0.086	$0.057		$0.112	$0.144
Net realized and unrealized gain (loss)	2.922		2.889	(0.167)	2.205		3.412	(8.362)

Total income (loss) from operations	$2.980		$3.043	$(0.081)	$2.262		$3.524	$(8.218)

Less Distributions
From net investment income	$—		$(0.203)	$(0.119)	$(0.082)		$(0.153)	$(0.182)
Tax return of capital	—		—	—	—		(0.001)	—

Total distributions	$—		$(0.203)	$(0.119)	$(0.082)		$(0.154)	$(0.182)

Net asset value — End of period	$27.250		$24.270	$21.430	$21.630		$19.450	$16.080

Total Return(2)	12.28	%(3)	14.19%	(0.37)%	11.63%		21.90%	(33.56)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$238,617		$222,682	$227,541	$264,689		$281,787	$286,459
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.59	%(6)	1.61%	1.61%	1.62%		1.66%	1.61%
Net investment income	0.44	%(6)	0.65%	0.39%	0.29%		0.67%	0.69%
Portfolio Turnover of the Portfolio	1	%(3)	2%	2%	2%		3%	3%
Portfolio Turnover of the Fund	—		—	—	8	%(7)	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolio and purchases and sales of securities held directly by the Fund.

14	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Fund 1.1

June 30, 2013

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012	2011	2010		2009	2008
Net asset value — Beginning of period	$25.130		$22.170	$22.380	$20.160		$16.640	$25.400

Income (Loss) From Operations
Net investment income(1)	$0.206		$0.427	$0.323	$0.239		$0.263	$0.250
Net realized and unrealized gain (loss)	3.014		2.982	(0.180)	2.279		3.594	(8.580)

Total income (loss) from operations	$3.220		$3.409	$0.143	$2.518		$3.857	$(8.330)

Less Distributions
From net investment income	$—		$(0.449)	$(0.353)	$(0.298)		$(0.334)	$(0.430)
Tax return of capital	—		—	—	—		(0.003)	—

Total distributions	$—		$(0.449)	$(0.353)	$(0.298)		$(0.337)	$(0.430)

Net asset value — End of period	$28.350		$25.130	$22.170	$22.380		$20.160	$16.640

Total Return(2)	12.81	%(3)	15.35%	0.65%	12.49%		23.16%	(32.77)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21,682		$28,049	$23,857	$12,495		$12,424	$4,002
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	0.59	%(6)	0.61%	0.61%	0.62%		0.67%	0.61%
Net investment income	1.50	%(6)	1.74%	1.44%	1.17%		1.52%	1.19%
Portfolio Turnover of the Portfolio	1	%(3)	2%	2%	2%		3%	3%
Portfolio Turnover of the Fund	—		—	—	8	%(7)	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio's allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolio and purchases and sales of securities held directly by the Fund.

15	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Fund 1.1

June 30, 2013

Financial Highlights — continued

	Class S
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012	2011	2010		2009	2008
Net asset value — Beginning of period	$27.150		$23.920	$24.110	$21.650		$17.840	$27.170

Income (Loss) From Operations
Net investment income(1)	$0.200		$0.409	$0.317	$0.254		$0.299	$0.372
Net realized and unrealized gain (loss)	3.270		3.236	(0.179)	2.462		3.806	(9.323)

Total income (loss) from operations	$3.470		$3.645	$0.138	$2.716		$4.105	$(8.951)

Less Distributions
From net investment income	$—		$(0.415)	$(0.328)	$(0.256)		$(0.292)	$(0.379)
Tax return of capital	—		—	—	—		(0.003)	—

Total distributions	$—		$(0.415)	$(0.328)	$(0.256)		$(0.295)	$(0.379)

Net asset value — End of period	$30.620		$27.150	$23.920	$24.110		$21.650	$17.840

Total Return(2)	12.74	%(3)	15.22%	0.58%	12.54%		22.99%	(32.93)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,553		$8,474	$11,725	$12,555		$16,435	$18,033
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	0.69	%(6)	0.70%	0.70%	0.76%		0.72%	0.71%
Net investment income	1.35	%(6)	1.55%	1.31%	1.15%		1.62%	1.60%
Portfolio Turnover of the Portfolio	1	%(3)	2%	2%	2%		3%	3%
Portfolio Turnover of the Fund	—		—	—	8	%(7)	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolio and purchases and sales of securities held directly by the Fund.

16	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Fund 1.2

June 30, 2013

Financial Highlights

	Class A
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$12.060		$10.630	$10.720	$9.640	$7.960	$12.130

Income (Loss) From Operations
Net investment income(1)	$0.067		$0.145	$0.104	$0.084	$0.102	$0.133
Net realized and unrealized gain (loss)	1.453		1.437	(0.083)	1.088	1.697	(4.150)

Total income (loss) from operations	$1.520		$1.582	$0.021	$1.172	$1.799	$(4.017)

Less Distributions
From net investment income	$—		$(0.152)	$(0.111)	$(0.092)	$(0.117)	$(0.153)
Tax return of capital	—		—	—	—	(0.002)	—

Total distributions	$—		$(0.152)	$(0.111)	$(0.092)	$(0.119)	$(0.153)

Net asset value — End of period	$13.580		$12.060	$10.630	$10.720	$9.640	$7.960

Total Return(2)	12.60	%(3)	14.87%	0.20%	12.15%	22.59%	(33.10)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$308,694		$282,750	$278,401	$332,251	$337,780	$321,130
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.01	%(6)	1.03%	1.04%	1.06%	1.09%	1.02%
Net investment income	1.02	%(6)	1.24%	0.96%	0.86%	1.23%	1.28%
Portfolio Turnover of the Portfolio	1	%(3)	2%	2%	2%	3%	3%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

17	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Fund 1.2

June 30, 2013

Financial Highlights — continued

	Class B
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012	2011	2010	2009		2008
Net asset value — Beginning of period	$11.920		$10.470	$10.530	$9.450	$7.780		$11.820

Income (Loss) From Operations
Net investment income(1)	$0.017		$0.049	$0.019	$0.009	$0.042		$0.053
Net realized and unrealized gain (loss)	1.433		1.419	(0.079)	1.071	1.648		(4.030)

Total income (loss) from operations	$1.450		$1.468	$(0.060)	$1.080	$1.690		$(3.977)

Less Distributions
From net investment income	$—		$(0.018)	$—	$—	$(0.020)		$(0.063)
Tax return of capital	—		—	—	—	(0.000	)(2)	—

Total distributions	$—		$(0.018)	$—	$—	$(0.020)		$(0.063)

Net asset value — End of period	$13.370		$11.920	$10.470	$10.530	$9.450		$7.780

Total Return(3)	12.16	%(4)	14.02%	(0.57)%	11.43%	21.71%		(33.64)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,334		$9,789	$19,064	$39,520	$84,049		$139,837
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.77	%(7)	1.78%	1.80%	1.81%	1.85%		1.77%
Net investment income	0.26	%(7)	0.43%	0.18%	0.10%	0.53%		0.53%
Portfolio Turnover of the Portfolio	1	%(4)	2%	2%	2%	3%		3%

(1)	Computed using average shares outstanding.

(2)	Less than $0.001 per share.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

18	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Fund 1.2

June 30, 2013

Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$11.780		$10.390	$10.470	$9.420	$7.780	$11.820

Income (Loss) From Operations
Net investment income(1)	$0.017		$0.055	$0.022	$0.010	$0.039	$0.054
Net realized and unrealized gain (loss)	1.423		1.398	(0.075)	1.053	1.653	(4.032)

Total income (loss) from operations	$1.440		$1.453	$(0.053)	$1.063	$1.692	$(3.978)

Less Distributions
From net investment income	$—		$(0.063)	$(0.027)	$(0.013)	$(0.051)	$(0.062)
Tax return of capital	—		—	—	—	(0.001)	—

Total distributions	$—		$(0.063)	$(0.027)	$(0.013)	$(0.052)	$(0.062)

Net asset value — End of period	$13.220		$11.780	$10.390	$10.470	$9.420	$7.780

Total Return(2)	12.22	%(3)	13.98%	(0.50)%	11.28%	21.74%	(33.65)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$139,075		$129,144	$130,802	$154,493	$168,916	$173,161
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.76	%(6)	1.78%	1.80%	1.80%	1.84%	1.77%
Net investment income	0.27	%(6)	0.48%	0.21%	0.11%	0.49%	0.53%
Portfolio Turnover of the Portfolio	1	%(3)	2%	2%	2%	3%	3%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

19	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Fund 1.2

June 30, 2013

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
			2012	2011	2010	2009	2008
Net asset value — Beginning of period	$12.080		$10.650	$10.740	$9.660	$7.970	$12.160

Income (Loss) From Operations
Net investment income(1)	$0.085		$0.178	$0.135	$0.103	$0.115	$0.127
Net realized and unrealized gain (loss)	1.445		1.435	(0.084)	1.095	1.716	(4.132)

Total income (loss) from operations	$1.530		$1.613	$0.051	$1.198	$1.831	$(4.005)

Less Distributions
From net investment income	$—		$(0.183)	$(0.141)	$(0.118)	$(0.139)	$(0.185)
Tax return of capital	—		—	—	—	(0.002)	—

Total distributions	$—		$(0.183)	$(0.141)	$(0.118)	$(0.141)	$(0.185)

Net asset value — End of period	$13.610		$12.080	$10.650	$10.740	$9.660	$7.970

Total Return(2)	12.66	%(3)	15.12%	0.48%	12.40%	22.96%	(32.92)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$27,531		$28,021	$21,058	$11,701	$9,627	$3,160
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	0.76	%(6)	0.79%	0.79%	0.80%	0.85%	0.77%
Net investment income	1.29	%(6)	1.51%	1.26%	1.04%	1.38%	1.25%
Portfolio Turnover of the Portfolio	1	%(3)	2%	2%	2%	3%	3%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

20	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Growth Fund 1.1 (Tax-Managed Growth Fund 1.1) and Eaton Vance Tax-Managed Growth Fund 1.2 (Tax-Managed Growth Fund 1.2) (Each a Fund, and collectively the Funds) are diversified series of the Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Each Fund currently offers Class A, Class B, Class C and Class I shares. Tax-Managed Growth Fund 1.1 Class S shares were issued in a one-time offering and are exempt from registration under the Securities Act of 1933. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Tax-Managed Growth Fund 1.1 is closed to new accounts. Each class represents a pro-rata interest in each Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of a Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. Each Fund typically invests all of its investable assets in interests in Tax-Managed Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Funds. The value of each Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (14.6% and 5.8% for Tax-Managed Growth Fund 1.1 and Tax-Managed Growth Fund 1.2, respectively, at June 30, 2013). The performance of each Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — Each Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2012, Tax-Managed Growth Fund 1.1, for federal income tax purposes, had deferred capital losses of $4,973,193, and Tax-Managed Growth Fund 1.2, for federal income tax purposes, had capital loss carryforwards of $17,696,108 and deferred capital losses of $1,637,743. Such amounts will reduce each respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve each Fund of any liability for federal income or excise tax.

The amounts and expiration dates of the Tax-Managed Growth Fund 1.2 capital loss carryforwards are as follows:

Amount	Expiration Date
$1,943,650	December 31, 2013
$5,627,596	December 31, 2016
$10,124,862	December 31, 2017

The deferred capital losses are treated as arising on the first day of each Fund’s next taxable year and are treated as realized prior to the utilization of the capital loss carryforward, if any.

As of June 30, 2013, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

21

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of each Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Funds. EVM receives no compensation from Tax-Managed Growth Fund 1.1 for such services and a fee computed at an annual rate of 0.15% of average daily net assets from Tax-Managed Growth Fund 1.2 for such services. For the six months ended June 30, 2013, the administration fee for Tax-Managed Growth Fund 1.2 amounted to $356,839. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM serves as the sub-transfer agent of the Funds and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds for the six months ended June 30, 2013. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM and Class A sales charges that the Funds were informed were received by EVD for the six months ended June 30, 2013 were as follows:

Fund	EVM’s Sub-Transfer Agent Fees	EVD’s Class A Sales Charges

Tax-Managed Growth Fund 1.1	$48,344	$9,159
Tax-Managed Growth Fund 1.2	15,290	19,129

Trustees and officers of the Funds who are members of EVM’s or BMR's organizations receive remuneration for their services to the Funds out of the investment adviser fee. Certain officers and Trustees of the Funds and the Portfolio are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution

22

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2013 for Class A shares amounted to the following:

Fund	Class A Distribution and Service Fees

Tax-Managed Growth Fund 1.1	$1,150,164
Tax-Managed Growth Fund 1.2	378,707

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Fund. For the six months ended June 30, 2013, the Funds paid or accrued to EVD the following distribution fees:

Fund	Class B Distribution Fees	Class C Distribution Fees

Tax-Managed Growth Fund 1.1	$42,295	$886,421
Tax-Managed Growth Fund 1.2	34,484	514,582

Pursuant to the Class B and Class C Plans, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2013 amounted to the following:

Fund	Class B Service Fees	Class C Service Fees

Tax-Managed Growth Fund 1.1	$14,098	$295,474
Tax-Managed Growth Fund 1.2	11,494	171,527

Distribution and service fees for Class B shares of Tax-Managed Growth Fund 1.2 and Class C shares of each Fund are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d), and Class B shares of Tax-Managed Growth Fund 1.1 are further limited to a 5% maximum sales charge as determined in accordance with such rule.

Pursuant to a servicing agreement, Tax-Managed Growth Fund 1.1 pays EVD a service fee of 0.10% per annum of its average daily net assets attributable to Class S shares, all of which is paid by EVD to a subagent. Service fees paid or accrued for the six months ended June 30, 2013 amounted to $4,615 for Class S shares.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended June 30, 2013, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B, and Class C shareholders:

Fund	Class A	Class B	Class C

Tax-Managed Growth Fund 1.1	$55	$2,905	$860
Tax-Managed Growth Fund 1.2	347	2,653	1,195

23

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

6  Investment Transactions

For the six months ended June 30, 2013, increases and decreases in each Fund’s investment in the Portfolio aggregated, as follows:

Fund	Increases	Decreases

Tax-Managed Growth Fund 1.1	$983	$69,486,647
Tax-Managed Growth Fund 1.2	369,108	23,684,979

Decreases in each Fund’s investment in the Portfolio include distributions of common stock as the result of redemptions in-kind, as follows:

Fund	Redemptions in-kind

Tax-Managed Growth Fund 1.1	$56,528,408
Tax-Managed Growth Fund 1.2	19,356,205

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares were as follows:

Tax-Managed Growth Fund 1.1
Class A	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Sales	146,509	154,110
Issued to shareholders electing to receive payments of distributions in Fund shares	—	383,372
Redemptions	(1,517,124)	(5,175,345)
Exchange from Class B shares	10,343	246,965

Net decrease	(1,360,272)	(4,390,898)

Class B	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Sales	8,397	1,782
Issued to shareholders electing to receive payments of distributions in Fund shares	—	1,967
Redemptions	(104,639)	(115,531)
Exchange to Class A shares	(10,612)	(253,652)

Net decrease	(106,854)	(365,434)

24

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Sales	29,793	73,163
Issued to shareholders electing to receive payments of distributions in Fund shares	—	60,355
Redemptions	(446,755)	(1,575,264)

Net decrease	(416,962)	(1,441,746)

Class I	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Sales	1,873,984	6,541,108
Issued to shareholders electing to receive payments of distributions in Fund shares	—	7,579
Redemptions	(2,225,365)	(6,508,491)

Net increase (decrease)	(351,381)	40,196

Class S	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Issued to shareholders electing to receive payments of distributions in Fund shares	—	531
Redemptions	(80)	(178,595)

Net decrease	(80)	(178,064)

Tax-Managed Growth Fund 1.2
Class A	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Sales	749,484	1,083,449
Issued to shareholders electing to receive payments of distributions in Fund shares	—	261,121
Redemptions	(1,473,983)	(4,776,558)
Exchange from Class B shares	15,512	694,691

Net decrease	(708,987)	(2,737,297)

Class B	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Sales	6,007	8,523
Issued to shareholders electing to receive payments of distributions in Fund shares	—	1,138
Redemptions	(188,184)	(301,319)
Exchange to Class A shares	(15,758)	(707,259)

Net decrease	(197,935)	(998,917)

25

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Sales	265,376	392,575
Issued to shareholders electing to receive payments of distributions in Fund shares	—	47,845
Redemptions	(702,445)	(2,065,765)

Net decrease	(437,069)	(1,625,345)

Class I	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Sales	1,509,029	5,868,055
Issued to shareholders electing to receive payments of distributions in Fund shares	—	24,636
Redemptions	(1,806,819)	(5,549,789)

Net increase (decrease)	(297,790)	342,902

26

Tax-Managed Growth Portfolio

June 30, 2013

Portfolio of Investments (Unaudited)

Common Stocks — 98.5%

Security	Shares	Value

Aerospace & Defense — 4.0%
Boeing Co. (The)	931,391	$95,411,694
General Dynamics Corp.	84,463	6,615,987
Honeywell International, Inc.	288,773	22,911,250
Huntington Ingalls Industries, Inc.	2,546	143,798
Lockheed Martin Corp.	16,042	1,739,915
Northrop Grumman Corp.	15,277	1,264,936
Precision Castparts Corp.	4,749	1,073,321
Raytheon Co.	53,403	3,531,006
Rockwell Collins, Inc.	157,787	10,005,274
United Technologies Corp.	2,061,130	191,561,422

		$334,258,603

Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	56,207	$3,165,016
FedEx Corp.	262,219	25,849,549
United Parcel Service, Inc., Class B	355,405	30,735,425

		$59,749,990

Auto Components — 0.3%
Johnson Controls, Inc.	771,216	$27,601,821

		$27,601,821

Automobiles — 0.0%(1)
Harley-Davidson, Inc.	800	$43,856

		$43,856

Beverages — 4.4%
Beam, Inc.	78,199	$4,935,139
Coca-Cola Co. (The)	4,988,948	200,106,704
Coca-Cola Enterprises, Inc.	31,501	1,107,575
Molson Coors Brewing Co., Class B	186,000	8,901,960
PepsiCo, Inc.	1,841,630	150,626,918

		$365,678,296

Biotechnology — 1.5%
Alexion Pharmaceuticals, Inc.(2)	21,109	$1,947,094
Amgen, Inc.	978,107	96,500,037
Biogen Idec, Inc.(2)	3,536	760,947
Gilead Sciences, Inc.(2)	477,484	24,451,956

		$123,660,034

Security	Shares	Value

Building Products — 0.0%(1)
Fortune Brands Home & Security, Inc.	1,600	$61,984

		$61,984

Capital Markets — 4.8%
Ameriprise Financial, Inc.	187,988	$15,204,470
Bank of New York Mellon Corp. (The)	607,288	17,034,428
BlackRock, Inc.	3,984	1,023,290
Charles Schwab Corp. (The)	834,916	17,725,267
E*TRADE Financial Corp.(2)	4,593	58,147
Franklin Resources, Inc.	539,468	73,378,437
Goldman Sachs Group, Inc. (The)	532,816	80,588,420
Legg Mason, Inc.	96,941	3,006,140
Morgan Stanley	2,546,374	62,207,917
Northern Trust Corp.	709,098	41,056,774
State Street Corp.	740,805	48,307,894
T. Rowe Price Group, Inc.	536,173	39,221,055
UBS AG(2)	29,488	499,822
Waddell & Reed Financial, Inc., Class A	8,833	384,236

		$399,696,297

Chemicals — 1.9%
Air Products and Chemicals, Inc.	7,660	$701,426
Ashland, Inc.	30,391	2,537,649
Dow Chemical Co. (The)	153,875	4,950,159
E.I. du Pont de Nemours & Co.	922,855	48,449,887
Ecolab, Inc.	445,515	37,953,423
Monsanto Co.	495,701	48,975,259
PPG Industries, Inc.	109,400	16,017,254
Praxair, Inc.	2,828	325,672

		$159,910,729

Commercial Banks — 3.6%
Bank of Montreal	26,370	$1,530,251
BB&T Corp.	921,487	31,219,980
Comerica, Inc.	126,791	5,050,086
Fifth Third Bancorp	977,637	17,646,348
HSBC Holdings PLC	220,592	2,287,902
HSBC Holdings PLC ADR	424	22,006
KeyCorp	111,353	1,229,337
M&T Bank Corp.	17,293	1,932,493
PNC Financial Services Group, Inc. (The)	59,726	4,355,220
Regions Financial Corp.	189,147	1,802,571
Royal Bank of Canada	148,562	8,662,650
Societe Generale	466,293	16,047,692
SunTrust Banks, Inc.	269,585	8,510,799

27	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Commercial Banks (continued)
Synovus Financial Corp.	10,960	$32,003
Toronto-Dominion Bank (The)	14,822	1,191,244
U.S. Bancorp	2,257,655	81,614,228
Wells Fargo & Co.	2,705,053	111,637,537
Zions Bancorporation	38,805	1,120,688

		$295,893,035

Commercial Services & Supplies — 0.1%
ADT Corp. (The)(2)	11,051	$440,382
Cintas Corp.	52,914	2,409,703
Pitney Bowes, Inc.	14,270	209,484
Stericycle, Inc.(2)	5,300	585,279
Tyco International, Ltd.	22,102	728,261
Waste Management, Inc.	108,226	4,364,755

		$8,737,864

Communications Equipment — 2.8%
Cisco Systems, Inc.	1,269,029	$30,850,095
Juniper Networks, Inc.(2)	50,092	967,277
Nokia Oyj ADR(2)	192	718
QUALCOMM, Inc.	3,246,865	198,318,514

		$230,136,604

Computers & Peripherals — 2.9%
Apple, Inc.	405,782	$160,722,135
Dell, Inc.	53,157	709,646
EMC Corp.	2,797,592	66,079,123
Hewlett-Packard Co.	33,743	836,826
NetApp, Inc.(2)	414,967	15,677,453

		$244,025,183

Construction Materials — 0.0%(1)
Vulcan Materials Co.	22,102	$1,069,958

		$1,069,958

Consumer Finance — 1.3%
American Express Co.	821,524	$61,417,134
Capital One Financial Corp.	81,476	5,117,508
Discover Financial Services	831,233	39,599,940
SLM Corp.	10,200	233,172

		$106,367,754

Security	Shares	Value

Distributors — 0.2%
Genuine Parts Co.	188,424	$14,710,262

		$14,710,262

Diversified Consumer Services — 0.0%(1)
H&R Block, Inc.	22,181	$615,523

		$615,523

Diversified Financial Services — 2.9%
Bank of America Corp.	1,496,249	$19,241,762
CBOE Holdings, Inc.	40,000	1,865,600
Citigroup, Inc.	793,170	38,048,365
CME Group, Inc.	63,405	4,817,512
ING Groep NV ADR(2)	150,000	1,363,500
IntercontinentalExchange, Inc.(2)	10,892	1,936,162
JPMorgan Chase & Co.	3,051,746	161,101,671
McGraw Hill Financial, Inc.	86,290	4,589,765
Moody’s Corp.	179,322	10,926,090

		$243,890,427

Diversified Telecommunication Services — 0.3%
AT&T, Inc.	189,557	$6,710,318
CenturyLink, Inc.	4,871	172,190
Deutsche Telekom AG ADR	50,092	584,072
Frontier Communications Corp.	33,255	134,683
Verizon Communications, Inc.	370,804	18,666,273
Windstream Corp.	70,866	546,377

		$26,813,913

Electric Utilities — 0.1%
Duke Energy Corp.	15,598	$1,052,865
Exelon Corp.	9,202	284,158
Southern Co. (The)	68,451	3,020,742

		$4,357,765

Electrical Equipment — 1.4%
Emerson Electric Co.	1,998,542	$109,000,481
Rockwell Automation, Inc.	110,000	9,145,400

		$118,145,881

Electronic Equipment, Instruments & Components — 0.2%
Corning, Inc.	1,433,091	$20,392,885
TE Connectivity, Ltd.	687	31,286

		$20,424,171

28	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Energy Equipment & Services — 1.5%
Baker Hughes, Inc.	93,118	$4,295,533
Halliburton Co.	846,351	35,309,764
Schlumberger, Ltd.	1,160,731	83,177,984
Transocean, Ltd.	72,479	3,475,368

		$126,258,649

Food & Staples Retailing — 3.9%
Costco Wholesale Corp.	873,262	$96,556,579
CVS Caremark Corp.	1,279,410	73,156,664
Kroger Co. (The)	35,843	1,238,017
Sysco Corp.	301,972	10,315,364
Wal-Mart Stores, Inc.	1,776,868	132,358,897
Walgreen Co.	139,366	6,159,977

		$319,785,498

Food Products — 2.3%
Archer-Daniels-Midland Co.	420,450	$14,257,459
Campbell Soup Co.	6,626	296,779
General Mills, Inc.	37,984	1,843,364
Green Mountain Coffee Roasters, Inc.(2)	75,000	5,629,500
Hershey Co. (The)	456,794	40,782,568
Kraft Foods Group, Inc.	57,116	3,191,071
McCormick & Co., Inc.	10,600	745,816
Mondelez International, Inc., Class A	173,425	4,947,815
Nestle SA	1,809,927	118,768,075
Unilever NV - NY Shares	4,636	182,241

		$190,644,688

Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	1,552,539	$54,152,560
Bard (C.R.), Inc.	25,000	2,717,000
Baxter International, Inc.	207,423	14,368,191
Becton, Dickinson and Co.	66,108	6,533,454
Boston Scientific Corp.(2)	26,929	249,632
CareFusion Corp.(2)	70,668	2,604,116
Covidien PLC	186,148	11,697,540
Intuitive Surgical, Inc.(2)	14,000	7,092,120
Medtronic, Inc.	415,114	21,365,918
St. Jude Medical, Inc.	59,058	2,694,816
Stryker Corp.	131,368	8,496,882
Zimmer Holdings, Inc.	56,186	4,210,579

		$136,182,808

Security	Shares	Value

Health Care Providers & Services — 0.8%
AmerisourceBergen Corp.	406,397	$22,689,145
Cardinal Health, Inc.	141,336	6,671,059
Cigna Corp.	56,667	4,107,791
Express Scripts Holding Co.(2)	367,509	22,671,630
McKesson Corp.	2,384	272,968
PharMerica Corp.(2)	1,805	25,017
UnitedHealth Group, Inc.	63,696	4,170,814
WellPoint, Inc.	53,673	4,392,598

		$65,001,022

Hotels, Restaurants & Leisure — 3.3%
Carnival Corp.	151,649	$5,200,044
International Game Technology	459,500	7,678,245
Interval Leisure Group, Inc.	5,349	106,552
Marriott International, Inc., Class A	400,504	16,168,347
Marriott Vacations Worldwide Corp.(2)	2,597	112,294
McDonald’s Corp.	741,937	73,451,763
Starbucks Corp.	2,360,488	154,588,359
Yum! Brands, Inc.	210,518	14,597,318

		$271,902,922

Household Durables — 0.1%
D.R. Horton, Inc.	417,028	$8,874,356

		$8,874,356

Household Products — 1.6%
Clorox Co. (The)	7,570	$629,370
Colgate-Palmolive Co.	1,173,157	67,210,165
Kimberly-Clark Corp.	15,331	1,489,253
Procter & Gamble Co.	848,306	65,311,079

		$134,639,867

Independent Power Producers & Energy Traders — 0.0%(1)
AES Corp. (The)	1,730	$20,743

		$20,743

Industrial Conglomerates — 2.5%
3M Co.	737,215	$80,614,460
Danaher Corp.	41,105	2,601,947
General Electric Co.	5,254,896	121,861,038

		$205,077,445

29	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Insurance — 3.3%
Aegon NV ADR	5,088,862	$34,400,707
Aflac, Inc.	93,292	5,422,131
Allstate Corp. (The)	964	46,388
Aon PLC	24,650	1,586,227
Berkshire Hathaway, Inc., Class A(2)	464	78,230,400
Berkshire Hathaway, Inc., Class B(2)	946,900	105,977,048
Chubb Corp.	23,930	2,025,674
Cincinnati Financial Corp.	135,528	6,220,735
Hartford Financial Services Group, Inc.	5,762	178,161
Manulife Financial Corp.	64,686	1,036,270
Progressive Corp.	1,151,311	29,266,326
Torchmark Corp.	52,429	3,415,225
Travelers Companies, Inc. (The)	76,466	6,111,163

		$273,916,455

Internet & Catalog Retail — 0.7%
Amazon.com, Inc.(2)	211,982	$58,865,282

		$58,865,282

Internet Software & Services — 3.6%
Akamai Technologies, Inc.(2)	200,000	$8,510,000
AOL, Inc.(2)	5,317	193,964
eBay, Inc.(2)	1,260,217	65,178,423
Facebook, Inc., Class A(2)	1,364,104	33,911,626
Google, Inc., Class A(2)	214,113	188,498,662
IAC/InterActiveCorp	13,368	635,782
VeriSign, Inc.(2)	14,758	659,092

		$297,587,549

IT Services — 3.9%
Accenture PLC, Class A	2,738,000	$197,026,480
Automatic Data Processing, Inc.	120,711	8,312,160
Broadridge Financial Solutions, Inc.	1,652	43,910
Fidelity National Information Services, Inc.	63,590	2,724,196
Fiserv, Inc.(2)	16,237	1,419,276
International Business Machines Corp.	444,574	84,962,537
Paychex, Inc.	693,512	25,327,058
Total System Services, Inc.	32,405	793,274
Western Union Co.	54,638	934,856

		$321,543,747

Leisure Equipment & Products — 0.0%(1)
Mattel, Inc.	26,506	$1,200,987

		$1,200,987

Security	Shares	Value

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	441,172	$18,864,515
Thermo Fisher Scientific, Inc.	18,700	1,582,581

		$20,447,096

Machinery — 3.0%
Caterpillar, Inc.	85,512	$7,053,885
Deere & Co.	1,725,250	140,176,562
Dover Corp.	351,324	27,283,822
Illinois Tool Works, Inc.	1,034,459	71,553,529
Parker Hannifin Corp.	7,953	758,716
Pentair, Ltd.	5,089	293,584
WABCO Holdings, Inc.(2)	1,156	86,342

		$247,206,440

Media — 4.0%
CBS Corp., Class B	129,378	$6,322,703
Comcast Corp., Class A	199,107	8,338,601
Comcast Corp., Special Class A	1,434,304	56,898,840
DIRECTV(2)	17,242	1,062,452
Discovery Communications, Inc., Class A(2)	6,723	519,083
Discovery Communications, Inc., Class C(2)	6,732	468,951
Gannett Co., Inc.	3,563	87,151
News Corp., Class A(2)	97	3,162
Omnicom Group, Inc.	112,077	7,046,281
Time Warner Cable, Inc.	12,203	1,372,593
Time Warner, Inc.	363,259	21,003,635
Viacom, Inc., Class B	133,771	9,103,117
Walt Disney Co. (The)	3,474,097	219,389,226

		$331,615,795

Metals & Mining — 0.3%
Alcoa, Inc.	52,760	$412,583
Freeport-McMoRan Copper & Gold, Inc.	450,138	12,428,310
Nucor Corp.	230,000	9,963,600

		$22,804,493

Multiline Retail — 0.2%
J.C. Penney Co., Inc.(2)	125,000	$2,135,000
Target Corp.	158,546	10,917,478

		$13,052,478

Oil, Gas & Consumable Fuels — 6.3%
Anadarko Petroleum Corp.	922,342	$79,256,848
Apache Corp.	1,207,351	101,212,234

30	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
BP PLC ADR	182,637	$7,623,268
Chevron Corp.	574,996	68,045,027
ConocoPhillips	269,168	16,284,664
Devon Energy Corp.	568,677	29,502,963
Exxon Mobil Corp.	2,071,186	187,131,655
Hess Corp.	39,579	2,631,608
Marathon Oil Corp.	171,639	5,935,277
Marathon Petroleum Corp.	85,004	6,040,384
Murphy Oil Corp.	78,679	4,790,764
Occidental Petroleum Corp.	5,000	446,150
Phillips 66	141,746	8,350,257
Range Resources Corp.	4,900	378,868
Royal Dutch Shell PLC ADR, Class A	70,332	4,487,182
Royal Dutch Shell PLC ADR, Class B	9,594	635,794
Spectra Energy Corp.	8,313	286,466
Williams Cos., Inc.	2,000	64,940
WPX Energy, Inc.(2)	666	12,614

		$523,116,963

Personal Products — 0.0%(1)
Estee Lauder Cos., Inc. (The), Class A	26,070	$1,714,624

		$1,714,624

Pharmaceuticals — 7.7%
AbbVie, Inc.	1,617,579	$66,870,716
Actavis, Inc.(2)	20,000	2,524,400
Allergan, Inc.	326,962	27,543,279
Bristol-Myers Squibb Co.	1,489,840	66,580,950
Eli Lilly & Co.	1,008,687	49,546,705
GlaxoSmithKline PLC ADR	455,612	22,766,932
Johnson & Johnson	1,937,605	166,362,765
Merck & Co., Inc.	1,109,591	51,540,502
Novo Nordisk A/S ADR	249,848	38,718,944
Pfizer, Inc.	2,575,193	72,131,156
Teva Pharmaceutical Industries, Ltd. ADR	1,671,886	65,537,931
Zoetis, Inc.	361,175	11,156,689

		$641,280,969

Real Estate Investment Trusts (REITs) — 0.0%(1)
Weyerhaeuser Co.	1,223	$34,843

		$34,843

Security	Shares	Value

Road & Rail — 0.3%
Norfolk Southern Corp.	43,575	$3,165,724
Union Pacific Corp.	131,038	20,216,542

		$23,382,266

Semiconductors & Semiconductor Equipment — 3.9%
Analog Devices, Inc.	560,209	$25,243,017
Applied Materials, Inc.	1,065,614	15,888,305
Broadcom Corp., Class A	897,422	30,296,967
Cypress Semiconductor Corp.(2)	1,108	11,889
Intel Corp.	8,424,941	204,052,071
Linear Technology Corp.	18,494	681,319
Maxim Integrated Products, Inc.	223,099	6,197,690
NVIDIA Corp.	284,500	3,991,535
Texas Instruments, Inc.	897,287	31,288,398
Xilinx, Inc.	90,186	3,572,267

		$321,223,458

Software — 3.9%
Activision Blizzard, Inc.	295,588	$4,215,085
Adobe Systems, Inc.(2)	409,776	18,669,395
CA, Inc.	7,339	210,116
Microsoft Corp.	3,213,909	110,976,277
Oracle Corp.	6,052,684	185,938,452
Symantec Corp.	72,900	1,638,063

		$321,647,388

Specialty Retail — 3.9%
Best Buy Co., Inc.	133,011	$3,635,191
Gap, Inc. (The)	89,138	3,719,729
Home Depot, Inc. (The)	1,844,221	142,871,801
L Brands, Inc.	41,877	2,062,442
Lowe’s Companies, Inc.	333,776	13,651,438
Staples, Inc.	149,396	2,369,420
TJX Companies, Inc. (The)	3,095,560	154,963,734

		$323,273,755

Textiles, Apparel & Luxury Goods — 1.9%
Coach, Inc.	10,800	$616,572
Hanesbrands, Inc.	197,858	10,173,858
NIKE, Inc., Class B	2,323,098	147,934,881
VF Corp.	12,000	2,316,720

		$161,042,031

31	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Tobacco — 0.3%
Altria Group, Inc.	111,446	$3,899,496
Philip Morris International, Inc.	233,655	20,239,196

		$24,138,692

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV ADR, Series L	61,000	$1,326,750
Sprint Nextel Corp.(2)	135,160	948,823
Vodafone Group PLC ADR	179,476	5,158,140

		$7,433,713

Total Common Stocks (identified cost $4,819,528,170)		$8,180,766,972

Preferred Stocks — 0.0%

Security	Shares	Value

Commercial Banks — 0.0%
Wells Fargo & Co.(3)	166	$0

Total Preferred Stocks (identified cost $4,929)		$0

Rights — 0.0%(1)

Security	Shares	Value

Pharmaceuticals — 0.0%(1)
Sanofi, Exp. 12/31/20(2)	6,984	$13,479

Total Rights (identified cost $16,440)		$13,479

Short-Term Investments — 1.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(4)	$116,211	$116,210,592

Total Short-Term Investments (identified cost $116,210,592)		$116,210,592

Total Investments — 99.9% (identified cost $4,935,760,131)		$8,296,991,043

Other Assets, Less Liabilities — 0.1%		$9,474,890

Net Assets — 100.0%		$8,306,465,933

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt

(1)	Amount is less than 0.05%.

(2)	Non-income producing security.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 6).

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2013.

32	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2013
Unaffiliated investments, at value (identified cost, $4,819,549,539)	$8,180,780,451
Affiliated investment, at value (identified cost, $116,210,592)	116,210,592
Cash	1,531,070
Dividends receivable	9,028,701
Interest receivable from affiliated investment	9,976
Receivable for investments sold	351,842
Tax reclaims receivable	2,053,665
Total assets	$8,309,966,297

Liabilities
Payable to affiliates:
Investment adviser fee	$3,227,486
Trustees’ fees	17,000
Accrued expenses	255,878
Total liabilities	$3,500,364
Net Assets applicable to investors' interest in Portfolio	$8,306,465,933

Sources of Net Assets
Investors’ capital	$4,945,207,753
Net unrealized appreciation	3,361,258,180
Total	$8,306,465,933

33	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2013
Dividends (net of foreign taxes, $1,119,118)	$83,526,396
Interest allocated from affiliated investment	58,166
Expenses allocated from affiliated investment	(6,630)
Total investment income	$83,577,932

Expenses
Investment adviser fee	$18,971,365
Trustees’ fees and expenses	34,000
Custodian fee	519,959
Professional fees	108,068
Miscellaneous	111,884
Total expenses	$19,745,276
Deduct —
Reduction of custodian fee	$80
Total expense reductions	$80

Net expenses	$19,745,196

Net investment income	$63,832,736

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions(1)	$167,035,179
Investment transactions allocated from affiliated investment	2,017
Foreign currency transactions	(12,530)
Net realized gain	$167,024,666
Change in unrealized appreciation (depreciation) —
Investments	$752,441,543
Foreign currency	(51,691)
Net change in unrealized appreciation (depreciation)	$752,389,852

Net realized and unrealized gain	$919,414,518

Net increase in net assets from operations	$983,247,254

(1)	Includes $167,031,330 of net realized gains from redemptions in-kind.

34	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
From operations —
Net investment income	$63,832,736	$147,439,255
Net realized gain from investment transactions and foreign currency transactions	167,024,666	668,697,485
Net change in unrealized appreciation (depreciation) from investments and foreign currency	752,389,852	379,340,652
Net increase in net assets from operations	$983,247,254	$1,195,477,392
Capital transactions —
Contributions	$64,543,513	$95,312,609
Withdrawals	(470,415,611)	(1,634,382,694)
Net decrease in net assets from capital transactions	$(405,872,098)	$(1,539,070,085)

Net increase (decrease) in net assets	$577,375,156	$(343,592,693)

Net Assets
At beginning of period	$7,729,090,777	$8,072,683,470
At end of period	$8,306,465,933	$7,729,090,777

35	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2013

Supplementary Data

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2012	2011	2010	2009	2008
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.48	%(2)	0.48%	0.48%	0.48%	0.47%	0.45%
Net investment income	1.55	%(2)	1.78%	1.53%	1.43%	1.86%	1.84%
Portfolio Turnover	1	%(3)	2%	2%	2%	3%	3%

Total Return	12.85	%(3)	15.48%	0.80%	12.86%	23.32%	(32.76)%

Net assets, end of period (000’s omitted)	$8,306,466		$7,729,091	$8,072,683	$9,045,217	$9,479,479	$10,602,743

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

36	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns for interestholders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2013, Eaton Vance Tax-Managed Growth Fund 1.0, Eaton Vance Tax-Managed Growth Fund 1.1, Eaton Vance Tax-Managed Growth Fund 1.2 and Eaton Vance Tax-Managed Equity Asset Allocation held an interest of 8.2%, 14.6%, 5.8%, and 1.4% respectively, in the Portfolio. In addition, an unregistered fund managed by the adviser to the Portfolio held an interest of 70.0% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity's financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

37

Tax-Managed Growth Portfolio

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

As of June 30, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $500 million. The advisory fee on net assets of $500 million or more is reduced as follows:

Average Daily Net Assets	Annual Fee Rate (for each level)

$ 500 million but less than $1 billion	0.5625%
$1 billion but less than $1.5 billion	0.5000%
$1.5 billion but less than $7 billion	0.4375%
$7 billion but less than $10 billion	0.4250%
$10 billion but less than $15 billion	0.4125%
$15 billion but less than $20 billion	0.4000%
$20 billion but less than $25 billion	0.3900%
$25 billion and over	0.3800%

The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended June 30, 2013, the Portfolio’s investment adviser fee amounted to $18,971,365, or 0.46% (annualized) of the Portfolio's average daily net assets.

Officers and Trustees of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

38

Tax-Managed Growth Portfolio

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $10,783,590 and $0, respectively, for the six months ended June 30, 2013. In addition, investors contributed securities with a value of $55,473,423 and investments having an aggregate market value of $420,919,323 at dates of withdrawal were distributed in payment for capital withdrawals, during the six months ended June 30, 2013.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,702,333,677

Gross unrealized appreciation	$6,596,802,079
Gross unrealized depreciation	(2,144,713)

Net unrealized appreciation	$6,594,657,366

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2013.

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

39

Tax-Managed Growth Portfolio

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

At June 30, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$1,212,799,068	$—		$—	$1,212,799,068
Consumer Staples	917,833,590	118,768,075		—	1,036,601,665
Energy	649,375,612	—		—	649,375,612
Financials	1,301,463,217	18,335,594		—	1,319,798,811
Health Care	986,571,929	—		—	986,571,929
Industrials	996,620,473	—		—	996,620,473
Information Technology	1,756,588,100	—		—	1,756,588,100
Materials	183,785,180	—		—	183,785,180
Telecommunication Services	34,247,626	—		—	34,247,626
Utilities	4,378,508	—		—	4,378,508

Total Common Stocks	$8,043,663,303	$137,103,669	*	$—	$8,180,766,972

Preferred Stocks	$—	$—		$0	$0
Rights	13,479	—		—	13,479
Short-Term Investments	—	116,210,592		—	116,210,592

Total Investments	$8,043,676,782	$253,314,261		$0	$8,296,991,043

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

There was no activity in investments valued based on Level 3 inputs during the six months ended June 30, 2013 to require a reconciliation of Level 3 assets. All Level 3 investments held at December 31, 2012 and June 30, 2013 were valued at $0. At June 30, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

7  Legal Proceedings

In November 2010, the Portfolio was named as defendant and a putative member of the proposed defendant class of shareholders in the case entitled Official Committee of Unsecured Creditors (UCC) of the Tribune Company v. FitzSimons, et al. as a result of its ownership of shares in the Tribune Company (Tribune) in 2007 when Tribune effected a leveraged buyout transaction (LBO) and was converted to a privately held company. The UCC, which has been replaced by a Litigation Trustee pursuant to Tribune’s plan of reorganization, seeks to recover payments of the proceeds of the LBO. This adversary proceeding in the Bankruptcy Court has been stayed pending the outcome of an omnibus motion to dismiss filed by the defendants (including the Portfolio) in a related multi-district litigation proceeding in the Southern District of New York. The value of the proceeds received by the Portfolio is approximately $48,237,000 (equal to 0.58% of net assets at June 30, 2013).

The Portfolio cannot predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value. The attorneys’ fees and costs related to these actions will be expensed by the Portfolio as incurred.

40

Eaton Vance

Tax-Managed Growth Fund 1.1

June 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

41

Eaton Vance

Tax-Managed Growth Fund 1.1

June 30, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Growth Fund 1.1 (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

42

Eaton Vance

Tax-Managed Growth Fund 1.1

June 30, 2013

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2012 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

43

Eaton Vance

Tax-Managed Growth Fund 1.2

June 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

44

Eaton Vance

Tax-Managed Growth Fund 1.2

June 30, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Growth Fund 1.2 (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

45

Eaton Vance

Tax-Managed Growth Fund 1.2

June 30, 2013

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2012 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

46

Eaton Vance

Tax-Managed Growth Fund 1.1

June 30, 2013

Officers and Trustees

Officers of Eaton Vance Tax-Managed Growth Fund 1.1

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Tax-Managed Growth Portfolio

Duncan W. Richardson

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Growth Fund 1.1 and Tax-Managed Growth Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

47

Eaton Vance

Tax-Managed Growth Fund 1.2

June 30, 2013

Officers and Trustees

Officers of Eaton Vance Tax-Managed Growth Fund 1.2

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Tax-Managed Growth Portfolio

Duncan W. Richardson

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Growth Fund 1.2 and Tax-Managed Growth Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

48

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

49

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Investment Adviser of Tax-Managed Growth Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Growth Funds 1.1 and 1.2

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

4966-8/13	TGSRC1.1&2

Eaton Vance

Large-Cap Core Research Fund

Semiannual Report

June 30, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2013

Eaton Vance

Large-Cap Core Research Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	26

Officers and Trustees	29

Important Notices	30

Eaton Vance

Large-Cap Core Research Fund

June 30, 2013

Performance1,2

Portfolio Manager Charles Gaffney

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	11/01/2001	11/01/2001	12.60%	19.91%	5.38%	7.75%
Class A with 5.75% Maximum Sales Charge	—	—	6.15	13.01	4.14	7.11
Class C at NAV	10/01/2009	11/01/2001	12.12	18.99	4.81	7.46
Class C with 1% Maximum Sales Charge	—	—	11.12	17.99	4.81	7.46
Class I at NAV	09/03/2008	11/01/2001	12.75	20.29	5.64	7.88
S&P 500 Index	—	—	13.82%	20.60%	7.01%	7.29%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.46%	2.21%	1.21%
Net				1.25	2.00	1.00

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Apple, Inc.	3.1%
Pfizer, Inc.	2.8
Occidental Petroleum Corp.	2.4
Wells Fargo & Co.	2.2
International Business Machines Corp.	2.1
Google, Inc., Class A	2.1
JPMorgan Chase & Co.	2.0
Express Scripts Holding Co.	1.9
Coca-Cola Co. (The)	1.8
Boeing Co. (The)	1.8

Total	22.2%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Large-Cap Core Research Fund

June 30, 2013

Endnotes and Additional Disclosures

[1]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the Performance table, the performance of Class C and Class I is linked to Class A.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/14. Without the reimbursement, performance would have been lower.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Depictions do not reflect the Portfolio’s option positions. Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Large-Cap Core Research Fund

June 30, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 – June 30, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/13)	Ending Account Value (6/30/13)	Expenses Paid During Period* (1/1/13 – 6/30/13)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,126.00	$6.59	**	1.25%
Class C	$1,000.00	$1,121.20	$10.52	**	2.00%
Class I	$1,000.00	$1,127.50	$5.28	**	1.00%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.60	$6.26	**	1.25%
Class C	$1,000.00	$1,014.90	$9.99	**	2.00%
Class I	$1,000.00	$1,019.80	$5.01	**	1.00%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2012. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, the expenses would be higher.

4

Eaton Vance

Large-Cap Core Research Fund

June 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2013
Investment in Large-Cap Core Research Portfolio, at value (identified cost, $43,351,027)	$54,618,100
Receivable for Fund shares sold	24,062
Total assets	$54,642,162

Liabilities
Payable for Fund shares redeemed	$179,562
Payable to affiliates:
Distribution and service fees	13,118
Trustees’ fees	125
Other	760
Accrued expenses	5,405
Total liabilities	$198,970
Net Assets	$54,443,192

Sources of Net Assets
Paid-in capital	$39,457,339
Accumulated net realized gain from Portfolio	3,538,490
Accumulated undistributed net investment income	180,290
Net unrealized appreciation from Portfolio	11,267,073
Total	$54,443,192

Class A Shares
Net Assets	$37,701,263
Shares Outstanding	2,511,588
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$15.01
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$15.93

Class C Shares
Net Assets	$6,466,033
Shares Outstanding	436,829
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$14.80

Class I Shares
Net Assets	$10,275,896
Shares Outstanding	683,753
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$15.03

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Large-Cap Core Research Fund

June 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2013
Dividends allocated from Portfolio (net of foreign taxes, $7,009)	$493,779
Interest allocated from Portfolio	159
Expenses allocated from Portfolio	(202,454)
Total investment income from Portfolio	$291,484

Expenses
Administration fee	$41,276
Distribution and service fees
Class A	48,921
Class C	29,417
Trustees’ fees and expenses	250
Custodian fee	9,858
Transfer and dividend disbursing agent fees	24,038
Legal and accounting services	9,803
Printing and postage	9,795
Registration fees	23,278
Miscellaneous	5,542
Total expenses	$202,178
Deduct —
Waiver and reimbursement of expenses by an affiliate	$50,753
Total expense reductions	$50,753

Net expenses	$151,425

Net investment income	$140,059

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$3,364,558
Written options	113,244
Foreign currency transactions	460
Net realized gain	$3,478,262
Change in unrealized appreciation (depreciation) —
Investments	$2,875,692
Written options	(16,613)
Foreign currency	(101)
Net change in unrealized appreciation (depreciation)	$2,858,978

Net realized and unrealized gain	$6,337,240

Net increase in net assets from operations	$6,477,299

6	See Notes to Financial Statements.

Eaton Vance

Large-Cap Core Research Fund

June 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
From operations —
Net investment income	$140,059	$365,368
Net realized gain from investment transactions, written options and foreign currency transactions	3,478,262	7,211,311
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	2,858,978	760,352
Net increase in net assets from operations	$6,477,299	$8,337,031
Distributions to shareholders —
From net investment income
Class A	$—	$(259,078)
Class C	—	(3,797)
Class I	—	(94,328)
From net realized gain
Class A	—	(4,003,806)
Class C	—	(585,058)
Class I	—	(1,052,209)
Total distributions to shareholders	$—	$(5,998,276)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$4,153,945	$6,597,181
Class C	688,241	982,222
Class I	1,706,761	2,155,083
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	—	4,151,145
Class C	—	542,573
Class I	—	931,018
Cost of shares redeemed
Class A	(8,421,473)	(12,978,126)
Class C	(251,824)	(1,603,873)
Class I	(1,475,113)	(10,392,922)
Net decrease in net assets from Fund share transactions	$(3,599,463)	$(9,615,699)

Net increase (decrease) in net assets	$2,877,836	$(7,276,944)

Net Assets
At beginning of period	$51,565,356	$58,842,300
At end of period	$54,443,192	$51,565,356

Accumulated undistributed net investment income included in net assets
At end of period	$180,290	$40,231

7	See Notes to Financial Statements.

Eaton Vance

Large-Cap Core Research Fund

June 30, 2013

Financial Highlights

	Class A
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,			Period Ended December 31, 2009(1)		Year Ended October 31,
			2012	2011	2010			2009	2008
Net asset value — Beginning of period	$13.330		$12.980	$13.350	$12.170	$11.280		$10.290	$15.440

Income (Loss) From Operations
Net investment income(2)	$0.039		$0.100	$0.098	$0.071	$0.020		$0.102	$0.092
Net realized and unrealized gain (loss)	1.641		1.941	(0.373)	1.159	0.946		0.948	(4.784)

Total income (loss) from operations	$1.680		$2.041	$(0.275)	$1.230	$0.966		$1.050	$(4.692)

Less Distributions
From net investment income	$—		$(0.102)	$(0.095)	$(0.050)	$(0.076)		$(0.060)	$(0.053)
From net realized gain	—		(1.589)	—	—	—		—	(0.405)

Total distributions	$—		$(1.691)	$(0.095)	$(0.050)	$(0.076)		$(0.060)	$(0.458)

Net asset value — End of period	$15.010		$13.330	$12.980	$13.350	$12.170		$11.280	$10.290

Total Return(3)	12.60	%(4)	15.59%	(2.06)%	10.11%	8.56	%(4)	10.32%	(31.29)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$37,701		$37,308	$38,113	$38,877	$22,141		$22,264	$8,487
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.25	%(7)	1.25%	1.25%	1.25%	1.25	%(7)	1.25%	1.25%
Net investment income	0.54	%(7)	0.70%	0.74%	0.58%	0.99	%(7)	1.00%	0.70%
Portfolio Turnover of the Portfolio	40	%(4)	91%	64%	44%	10	%(4)	—	—
Portfolio Turnover of the Fund(8)	—		—	—	—	—		54%	76%

(1)	For the two months ended December 31, 2009. The Fund changed its fiscal year end from October 31 to December 31.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The administrator waived its fees and subsidized certain operating expenses equal to 0.18%, 0.21%, 0.21%, 0.24% and 0.84% of average daily net assets for the six months ended June 30, 2013, the years ended December 31, 2012, 2011 and 2010 and the two months ended December 31, 2009, respectively. The investment adviser waived its investment adviser fee, the administrator waived its administration fee and the investment adviser subsidized certain operating expenses (equal to 0.93% and 1.54% of average daily net assets for the years ended October 31, 2009 and 2008, respectively). Absent the waivers and subsidy, total return would be lower.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities.

8	See Notes to Financial Statements.

Eaton Vance

Large-Cap Core Research Fund

June 30, 2013

Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,			Period Ended December 31, 2009(1)		Period Ended October 31, 2009(2)
			2012	2011	2010
Net asset value — Beginning of period	$13.200		$12.880	$13.270	$12.130	$11.280		$11.520

Income (Loss) From Operations
Net investment income (loss)(3)	$(0.014)		$(0.007)	$0.005	$(0.017)	$(0.003)		$(0.011)
Net realized and unrealized gain (loss)	1.614		1.926	(0.371)	1.158	0.944		(0.229)

Total income (loss) from operations	$1.600		$1.919	$(0.366)	$1.141	$0.941		$(0.240)

Less Distributions
From net investment income	$—		$(0.010)	$(0.024)	$(0.001)	$(0.091)		$—
From net realized gain	—		(1.589)	—	—	—		—

Total distributions	$—		$(1.599)	$(0.024)	$(0.001)	$(0.091)		$—

Net asset value — End of period	$14.800		$13.200	$12.880	$13.270	$12.130		$11.280

Total Return(4)	12.12	%(5)	14.78%	(2.76)%	9.40%	8.34	%(5)	(2.08	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,466		$5,382	$5,276	$1,637	$426		$55
Ratios (as a percentage of average daily net assets):
Expenses(6)	2.00	%(7)	2.00%	2.00%	2.00%	2.00	%(7)	2.00	%(7)
Net investment income (loss)	(0.20	)%(7)	(0.05)%	0.04%	(0.14)%	(0.14	)%(7)	(1.09	)%(7)
Portfolio Turnover of the Portfolio	40	%(5)	91%	64%	44%	10	%(5)	—
Portfolio Turnover of the Fund(8)	—		—	—	—	—		54	%(9)

(1)	For the two months ended December 31, 2009. The Fund changed its fiscal year end from October 31 to December 31.

(2)	For the period from commencement of operations, October 1, 2009, to October 31, 2009.

(3)	Computed using average shares outstanding.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)

The administrator waived its fees and subsidized certain operating expenses equal to 0.18%, 0.21%, 0.21%, 0.24% and 0.84% of average daily net assets for the six months ended June 30, 2013, the years ended December 31, 2012, 2011 and 2010 and the two months ended December 31, 2009, respectively. The investment adviser waived its investment adviser fee, the administrator waived its administration fee and the investment adviser subsidized certain operating expenses (equal to 0.93% of average daily net assets for the period ended October 31, 2009). Absent the waivers and subsidy, total return would be lower.

(7)	Annualized.

(8)	Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities.

(9)	For the Fund’s year ended October 31, 2009.

9	See Notes to Financial Statements.

Eaton Vance

Large-Cap Core Research Fund

June 30, 2013

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,			Period Ended December 31, 2009(1)		Year Ended October 31, 2009	Period Ended October 31, 2008(2)
			2012	2011	2010
Net asset value — Beginning of period	$13.330		$12.980	$13.360	$12.170	$11.290		$10.300	$13.070

Income (Loss) From Operations
Net investment income(3)	$0.058		$0.132	$0.130	$0.103	$0.021		$0.120	$0.018
Net realized and unrealized gain (loss)	1.642		1.946	(0.379)	1.164	0.959		0.949	(2.788)

Total income (loss) from operations	$1.700		$2.078	$(0.249)	$1.267	$0.980		$1.069	$(2.770)

Less Distributions
From net investment income	$—		$(0.139)	$(0.131)	$(0.077)	$(0.100)		$(0.079)	$—
From net realized gain	—		(1.589)	—	—	—		—	—

Total distributions	$—		$(1.728)	$(0.131)	$(0.077)	$(0.100)		$(0.079)	$—

Net asset value — End of period	$15.030		$13.330	$12.980	$13.360	$12.170		$11.290	$10.300

Total Return(4)	12.75	%(5)	15.89%	(1.86)%	10.41%	8.67	%(5)	10.54%	(21.19	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,276		$8,876	$15,454	$17,505	$7,317		$3,901	$1,345
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.00	%(7)	1.00%	1.00%	1.00%	1.00	%(7)	1.00%	1.00	%(7)
Net investment income	0.80	%(7)	0.92%	0.97%	0.84%	1.06	%(7)	1.16%	1.03	%(7)
Portfolio Turnover of the Portfolio	40	%(5)	91%	64%	44%	10	%(5)	—	—
Portfolio Turnover of the Fund(8)	—		—	—	—	—		54%	76	%(9)

(1)	For the two months ended December 31, 2009. The Fund changed its fiscal year end from October 31 to December 31.

(2)	For the period from commencement of operations, September 3, 2008, to October 31, 2008.

(3)	Computed using average shares outstanding.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)

The administrator waived its fees and subsidized certain operating expenses equal to 0.18%, 0.21%, 0.21%, 0.24% and 0.84% of average daily net assets for the six months ended June 30, 2013, the years ended December 31, 2012, 2011 and 2010 and the two months ended December 31, 2009, respectively. The investment adviser waived its investment adviser fee, the administrator waived its administration fee and the investment adviser subsidized certain operating expenses (equal to 0.93% and 1.54% of average daily net assets for the year ended October 31, 2009 and the period ended October 31, 2008, respectively). Absent the waivers and subsidy, total return would be lower.

(7)	Annualized.

(8)	Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities.

(9)	For the Fund’s year ended October 31, 2008.

10	See Notes to Financial Statements.

Eaton Vance

Large-Cap Core Research Fund

June 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Large-Cap Core Research Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Large-Cap Core Research Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (27.4% at June 30, 2013). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

11

Eaton Vance

Large-Cap Core Research Fund

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2013, the administration fee amounted to $41,276. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.25%, 2.00% and 1.00% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after April 30, 2014. Pursuant to this agreement, EVM waived fees and reimbursed expenses of $50,753 for the six months ended June 30, 2013. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2013, EVM earned $1,347 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $4,833 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2013. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2013 amounted to $48,921 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2013, the Fund paid or accrued to EVD $22,063 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2013 amounted to $7,354 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended June 30, 2013, the Fund was informed that EVD received approximately $200 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended June 30, 2013, increases and decreases in the Fund’s investment in the Portfolio aggregated $2,753,825 and $7,217,559, respectively.

12

Eaton Vance

Large-Cap Core Research Fund

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Sales	283,225	461,053
Issued to shareholders electing to receive payments of distributions in Fund shares	—	308,032
Redemptions	(569,484)	(907,157)

Net decrease	(286,259)	(138,072)

Class C	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Sales	46,643	70,858
Issued to shareholders electing to receive payments of distributions in Fund shares	—	40,683
Redemptions	(17,587)	(113,334)

Net increase (decrease)	29,056	(1,793)

Class I	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Sales	118,964	146,342
Issued to shareholders electing to receive payments of distributions in Fund shares	—	69,131
Redemptions	(100,881)	(740,332)

Net increase (decrease)	18,083	(524,859)

13

Large-Cap Core Research Portfolio

June 30, 2013

Portfolio of Investments (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value

Aerospace & Defense — 2.8%
Boeing Co. (The)	34,162	$3,499,555
United Technologies Corp.	21,519	1,999,976

		$5,499,531

Auto Components — 0.7%
TRW Automotive Holdings Corp.(1)	19,954	$1,325,744

		$1,325,744

Automobiles — 0.9%
Volkswagen AG	8,797	$1,710,356

		$1,710,356

Beverages — 4.3%
Anheuser-Busch InBev NV ADR	15,891	$1,434,322
Beam, Inc.	27,687	1,747,326
Coca-Cola Co. (The)	91,578	3,673,194
PepsiCo, Inc.	21,457	1,754,968

		$8,609,810

Biotechnology — 3.0%
Celgene Corp.(1)	21,648	$2,530,868
Gilead Sciences, Inc.(1)	67,488	3,456,060

		$5,986,928

Capital Markets — 2.8%
Invesco, Ltd.	85,425	$2,716,515
Morgan Stanley	117,366	2,867,251

		$5,583,766

Chemicals — 2.8%
LyondellBasell Industries NV, Class A	30,148	$1,997,607
Monsanto Co.	15,144	1,496,227
PPG Industries, Inc.	13,895	2,034,367

		$5,528,201

Commercial Banks — 4.2%
PNC Financial Services Group, Inc. (The)	26,237	$1,913,202
Regions Financial Corp.	225,528	2,149,282
Wells Fargo & Co.	106,241	4,384,566

		$8,447,050

Security	Shares	Value

Communications Equipment — 2.1%
F5 Networks, Inc.(1)	20,580	$1,415,904
QUALCOMM, Inc.	45,848	2,800,396

		$4,216,300

Computers & Peripherals — 4.1%
Apple, Inc.(2)	15,498	$6,138,448
NCR Corp.(1)	61,622	2,032,910

		$8,171,358

Consumer Finance — 1.0%
American Express Co.	27,681	$2,069,432

		$2,069,432

Diversified Financial Services — 4.9%
Bank of America Corp.	185,458	$2,384,990
Citigroup, Inc.	71,613	3,435,276
JPMorgan Chase & Co.	74,266	3,920,502

		$9,740,768

Diversified Telecommunication Services — 1.7%
AT&T, Inc.	53,110	$1,880,094
Verizon Communications, Inc.	29,492	1,484,627

		$3,364,721

Electric Utilities — 2.3%
Edison International	46,875	$2,257,500
NextEra Energy, Inc.	27,950	2,277,366

		$4,534,866

Electrical Equipment — 1.2%
Emerson Electric Co.	44,002	$2,399,869

		$2,399,869

Energy Equipment & Services — 1.8%
Cameron International Corp.(1)	25,872	$1,582,332
Halliburton Co.	46,946	1,958,587

		$3,540,919

Food & Staples Retailing — 1.1%
Whole Foods Market, Inc.	41,124	$2,117,064

		$2,117,064

14	See Notes to Financial Statements.

Large-Cap Core Research Portfolio

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Food Products — 3.2%
Green Mountain Coffee Roasters, Inc.(1)	26,008	$1,952,160
Hershey Co. (The)	19,945	1,780,690
Mondelez International, Inc., Class A	93,787	2,675,743

		$6,408,593

Health Care Equipment & Supplies — 3.2%
Abbott Laboratories	72,261	$2,520,464
Covidien PLC	27,394	1,721,439
Stryker Corp.	33,739	2,182,238

		$6,424,141

Health Care Providers & Services — 1.9%
Express Scripts Holding Co.(1)	60,616	$3,739,401

		$3,739,401

Hotels, Restaurants & Leisure — 1.8%
Marriott International, Inc., Class A	36,222	$1,462,282
McDonald’s Corp.	21,997	2,177,703

		$3,639,985

Industrial Conglomerates — 1.6%
Danaher Corp.	24,770	$1,567,941
General Electric Co.	68,392	1,586,010

		$3,153,951

Insurance — 1.8%
Aflac, Inc.	31,433	$1,826,886
MetLife, Inc.	39,825	1,822,392

		$3,649,278

Internet & Catalog Retail — 1.9%
Amazon.com, Inc.(1)	6,017	$1,670,861
Netflix, Inc.(1)	9,744	2,056,861

		$3,727,722

Internet Software & Services — 3.2%
eBay, Inc.(1)	41,814	$2,162,620
Google, Inc., Class A(1)	4,734	4,167,672

		$6,330,292

IT Services — 4.4%
Accenture PLC, Class A	29,145	$2,097,274
International Business Machines Corp.	22,058	4,215,505

Security	Shares	Value

IT Services (continued)
Visa, Inc., Class A	13,095	$2,393,111

		$8,705,890

Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	35,182	$1,504,382

		$1,504,382

Machinery — 2.3%
Caterpillar, Inc.	37,251	$3,072,835
Deere & Co.	17,746	1,441,862

		$4,514,697

Media — 2.7%
Comcast Corp., Class A	61,635	$2,581,274
Walt Disney Co. (The)	44,308	2,798,050

		$5,379,324

Metals & Mining — 0.7%
Freeport-McMoRan Copper & Gold, Inc.	50,775	$1,401,898

		$1,401,898

Multi-Utilities — 1.2%
Sempra Energy	30,190	$2,468,334

		$2,468,334

Multiline Retail — 2.2%
Dollar General Corp.(1)	40,880	$2,061,578
Macy’s, Inc.	47,552	2,282,496

		$4,344,074

Oil, Gas & Consumable Fuels — 8.9%
Chevron Corp.	21,607	$2,556,972
Concho Resources, Inc.(1)	25,928	2,170,692
EOG Resources, Inc.	16,630	2,189,838
Marathon Oil Corp.	69,322	2,397,155
Occidental Petroleum Corp.	54,681	4,879,186
Phillips 66	35,725	2,104,560
Range Resources Corp.	17,797	1,376,064

		$17,674,467

Personal Products — 0.8%
Estee Lauder Cos., Inc. (The), Class A	24,953	$1,641,159

		$1,641,159

15	See Notes to Financial Statements.

Large-Cap Core Research Portfolio

June 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Pharmaceuticals — 3.7%
Pfizer, Inc.	197,891	$5,542,927
Roche Holding AG ADR	29,771	1,841,783

		$7,384,710

Real Estate Investment Trusts (REITs) — 2.8%
American Tower Corp.	26,000	$1,902,420
AvalonBay Communities, Inc.	13,375	1,804,421
Boston Properties, Inc.	17,269	1,821,362

		$5,528,203

Road & Rail — 1.6%
Union Pacific Corp.	20,757	$3,202,390

		$3,202,390

Semiconductors & Semiconductor Equipment — 1.1%
NXP Semiconductors NV(1)	73,640	$2,281,367

		$2,281,367

Software — 2.2%
Microsoft Corp.	82,304	$2,841,957
Oracle Corp.	47,431	1,457,080

		$4,299,037

Specialty Retail — 2.6%
Home Depot, Inc. (The)	26,771	$2,073,949
Ross Stores, Inc.	24,536	1,590,178
Urban Outfitters, Inc.(1)	38,384	1,543,805

		$5,207,932

Textiles, Apparel & Luxury Goods — 0.8%
Michael Kors Holdings, Ltd.(1)	25,641	$1,590,255

		$1,590,255

Wireless Telecommunication Services — 0.8%
Telephone & Data Systems, Inc.	68,000	$1,676,200

		$1,676,200

Total Common Stocks (identified cost $158,117,734)		$198,724,365

Call Options Purchased — 0.0%(3)

Security	Number of Contracts	Strike Price	Expiration Date	Value

American Tower Corp.	70	$80.00	7/20/13	$2,100
J.C. Penney Co., Inc.	400	21.00	1/18/14	54,000

Total Call Options Purchased (identified cost $98,610)				$56,100

Short-Term Investments — 0.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(4)	$283	$283,266

Total Short-Term Investments (identified cost $283,266)		$283,266

Total Investments — 99.9% (identified cost $158,499,610)		$199,063,731

Call Options Written — (0.0)%(3)

Security	Number of Contracts	Strike Price	Expiration Date	Value

Dollar General Corp.	204	$55.00	8/17/13	$(10,200)
J.C. Penney Co., Inc.	400	26.00	1/18/14	(21,800)

Total Call Options Written (premiums received $54,193)				$(32,000)

Put Options Written — (0.0)%(3)

Security	Number of Contracts	Strike Price	Expiration Date	Value
American Tower Corp.	70	$70.00	7/20/13	$(9,800)

Total Put Options Written (premiums received $5,454)				$(9,800)

Other Assets, Less Liabilities — 0.1%				$176,910

Net Assets — 100.0%				$199,198,841

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt

(1)	Non-income producing security.

(2)	Security (or a portion thereof) has been pledged as collateral for written option contracts.

(3)	Amount is less than 0.05%.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2013.

16	See Notes to Financial Statements.

Large-Cap Core Research Portfolio

June 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2013
Unaffiliated investments, at value (identified cost, $158,216,344)	$198,780,465
Affiliated investment, at value (identified cost, $283,266)	283,266
Foreign currency, at value (identified cost, $474)	472
Dividends receivable	266,320
Interest receivable from affiliated investment	15
Receivable for investments sold	12,073
Tax reclaims receivable	41,557
Total assets	$199,384,168

Liabilities
Written options outstanding, at value (premiums received, $59,647)	$41,800
Payable to affiliates:
Investment adviser fee	107,529
Trustees’ fees	1,963
Accrued expenses	34,035
Total liabilities	$185,327
Net Assets applicable to investors’ interest in Portfolio	$199,198,841

Sources of Net Assets
Investors’ capital	$158,617,791
Net unrealized appreciation	40,581,050
Total	$199,198,841

17	See Notes to Financial Statements.

Large-Cap Core Research Portfolio

June 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2013
Dividends (net of foreign taxes, $24,656)	$1,754,552
Interest allocated from affiliated investment	559
Expenses allocated from affiliated investment	(54)
Total investment income	$1,755,057

Expenses
Investment adviser fee	$635,126
Trustees’ fees and expenses	3,919
Custodian fee	54,338
Legal and accounting services	19,424
Miscellaneous	5,408
Total expenses	$718,215
Deduct —
Reduction of custodian fee	$14
Total expense reductions	$14

Net expenses	$718,201

Net investment income	$1,036,856

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$11,329,178
Investment transactions allocated from affiliated investment	5
Written options	402,178
Foreign currency transactions	1,668
Net realized gain	$11,733,029
Change in unrealized appreciation (depreciation) —
Investments	$10,671,101
Written options	(61,364)
Foreign currency	(374)
Net change in unrealized appreciation (depreciation)	$10,609,363

Net realized and unrealized gain	$22,342,392

Net increase in net assets from operations	$23,379,248

18	See Notes to Financial Statements.

Large-Cap Core Research Portfolio

June 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
From operations —
Net investment income	$1,036,856	$2,410,718
Net realized gain from investment transactions, written options and foreign currency transactions	11,733,029	22,758,332
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	10,609,363	4,655,568
Net increase in net assets from operations	$23,379,248	$29,824,618
Capital transactions —
Contributions	$7,268,062	$7,102,631
Withdrawals	(20,254,484)	(52,627,001)
Net decrease in net assets from capital transactions	$(12,986,422)	$(45,524,370)

Net increase (decrease) in net assets	$10,392,826	$(15,699,752)

Net Assets
At beginning of period	$188,806,015	$204,505,767
At end of period	$199,198,841	$188,806,015

19	See Notes to Financial Statements.

Large-Cap Core Research Portfolio

June 30, 2013

Supplementary Data

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31,			Period Ended December 31, 2009(1)
Ratios/Supplemental Data			2012	2011	2010
Ratios (as a percentage of average daily net assets):
Expenses(2)	0.73	%(3)	0.73%	0.73%	0.73%	0.86	%(3)
Net investment income	1.06	%(3)	1.21%	1.25%	1.09%	1.19	%(3)
Portfolio Turnover	40	%(4)	91%	64%	44%	10	%(4)

Total Return	12.89	%(4)	16.18%	(1.55)%	10.68%	8.63	%(4)

Net assets, end of period (000’s omitted)	$199,199		$188,806	$204,506	$222,854	$214,153

(1)	For the period from the start of business, November 1, 2009, to December 31, 2009.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Annualized.

(4)	Not annualized.

20	See Notes to Financial Statements.

Large-Cap Core Research Portfolio

June 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Large-Cap Core Research Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2013, Eaton Vance Large-Cap Core Research Fund and Eaton Vance Balanced Fund held an interest of 27.4% and 68.0%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Exchange-traded options (other than FLexible EXchange traded options) are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options and FLexible EXchange traded options traded at the Chicago Board Options Exchange are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

21

Large-Cap Core Research Portfolio

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of June 30, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

J  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

22

Large-Cap Core Research Portfolio

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

K  Interim Financial Statements — The interim financial statements relating to June 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over the annual fee is reduced. For the six months ended June 30, 2013, the Portfolio’s investment adviser fee amounted to $635,126 or 0.65% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $77,894,973 and $87,561,043, respectively, for the six months ended June 30, 2013.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$160,133,124

Gross unrealized appreciation	$40,402,401
Gross unrealized depreciation	(1,471,794)

Net unrealized appreciation	$38,930,607

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written options at June 30, 2013 is included in the Portfolio of Investments.

Written options activity for the six months ended June 30, 2013 was as follows:

	Number of Contracts	Premiums Received

Outstanding, beginning of period	646	$175,304
Options written	10,147	726,631
Options terminated in closing purchase transactions	(3,838)	(335,331)
Options exercised	(882)	(63,199)
Options expired	(5,399)	(443,758)

Outstanding, end of period	674	$59,647

At June 30, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

23

Large-Cap Core Research Portfolio

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. During the six months ended June 30, 2013, the Portfolio entered into option transactions or a combination of option transactions on individual securities to seek return and/or to seek to reduce the Fund’s exposure to a decline in the stock price.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at June 30, 2013 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Purchased options	$56,100	(1)	$—
Written options	—		(41,800	)(2)

(1)	Statement of Assets and Liabilities location: Unaffiliated investments, at value.

(2)	Statement of Assets and Liabilities location: Written options outstanding, at value.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2013 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Purchased options	$(15,413)	$(42,510)
Written options	402,178	(61,364)

(1)	Statement of Operations location: Net realized gain (loss) – Investment transactions and Written options, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Investments and Written options, respectively.

The average number of purchased options contracts outstanding during the six months ended June 30, 2013, which is indicative of the volume of this derivative type, was approximately 600 contracts.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2013.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

24

Large-Cap Core Research Portfolio

June 30, 2013

Notes to Financial Statements (Unaudited) — continued

At June 30, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$25,215,036	$1,710,356		$—	$26,925,392
Consumer Staples	18,776,626	—		—	18,776,626
Energy	21,215,386	—		—	21,215,386
Financials	35,018,497	—		—	35,018,497
Health Care	25,039,562	—		—	25,039,562
Industrials	18,770,438	—		—	18,770,438
Information Technology	34,004,244	—		—	34,004,244
Materials	6,930,099	—		—	6,930,099
Telecommunication Services	5,040,921	—		—	5,040,921
Utilities	7,003,200	—		—	7,003,200

Total Common Stocks	$197,014,009	$1,710,356	*	$—	$198,724,365

Call Options Purchased	$56,100	$—		$—	$56,100
Short-Term Investments	—	283,266		—	283,266

Total Investments	$197,070,109	$1,993,622		$—	$199,063,731

Liability Description

Call Options Written	$(32,000)	$—		$—	$(32,000)
Put Options Written	(9,800)	—		—	(9,800)

Total	$(41,800)	$—		$—	$(41,800)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At June 30, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

25

Eaton Vance

Large-Cap Core Research Fund

June 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

26

Eaton Vance

Large-Cap Core Research Fund

June 30, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Large-Cap Core Research Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Large-Cap Core Research Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

27

Eaton Vance

Large-Cap Core Research Fund

June 30, 2013

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2012 for the Fund. The Board noted the Fund’s favorable longer-term performance record, and considered various factors that contributed to the Fund’s underperformance during the three-year period, including stock selection. The Board also considered that the Adviser had taken steps to improve performance, including changes in the equity group’s staffing and methodology for determining analyst compensation, as well as enhancements to the group’s internal management, research, risk oversight and investment processes. The Board noted that these actions were ongoing and concluded that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

28

Eaton Vance

Large-Cap Core Research Fund

June 30, 2013

Officers and Trustees

Officers of Eaton Vance Large-Cap Core Research Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Large-Cap Core Research Portfolio

Charles B. Gaffney

President

Duncan W. Richardson

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Large-Cap Core Research Fund and Large-Cap Core Research Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

29

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

30

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This Page Intentionally Left Blank

Investment Adviser of Large-Cap Core Research Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Large-Cap Core Research Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1325-8/13	ERSRC

Parametric Commodity Strategy Fund

Semiannual Report

June 30, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator.

In August 2013, the SEC and CFTC adopted final rules harmonizing certain disclosure, reporting and recordkeeping requirements that will apply to funds designated as commodity pools. Management is currently assessing what, if any, additional information may be required to be disclosed under these rules, additional regulatory requirements that may be imposed and additional expenses that may be incurred by the funds.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2013

Parametric Commodity Strategy Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	22

Officers and Trustees	25

Important Notices	26

Parametric Commodity Strategy Fund

June 30, 2013

Performance1,2

Portfolio Managers David Stein, Ph.D. and Thomas Seto, each of Parametric Portfolio Associates, LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Since Inception
Investor Class at NAV	01/03/2012	05/25/2011	–11.94%	–7.24%	–11.43%
Institutional Class at NAV	05/25/2011	05/25/2011	–11.81	–6.98	–11.26
Dow Jones-UBS Commodity Index Total Return	—	05/25/2011	–10.47%	–8.01%	–12.20%

% Total Annual Operating Expense Ratios[3]				Investor Class	Institutional Class
Gross				1.43%	1.18%
Net				1.00	0.75

Fund Profile

Commodity Exposure by Investment (% of net assets)

Commodity Exposure (% of net assets)4

Industrial Metals	29.02%	Agriculture	25.06%
Aluminum	8.11	Soybean Oil	3.83
Copper	7.78	Soybeans	3.83
Lead	4.12	Wheat	3.74
Zinc	4.07	Sugar	3.74
Nickel	3.97	Corn	3.57
Tin	0.97	Cocoa	2.16
		Coffee	2.10
Energy	27.46%	Cotton	2.09
Unleaded Gasoline	8.08	Soybean Meal	0.00 *
Gas Oil	8.07	Kansas Wheat	0.00 *
Natural Gas	7.56
Crude Oil-Brent	2.01	Precious Metals	15.17%
Crude Oil-WTI	1.74	Gold	7.86
Heating Oil	0.00 *	Silver	4.25
		Platinum	2.10
		Palladium	0.96

		Livestock	6.23%
		Live Cattle	3.84
		Lean Hogs	1.89
		Feeder Cattle	0.50

*	Amount is less than 0.005%.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Parametric Commodity Strategy Fund

June 30, 2013

Endnotes and Additional Disclosures

[1]

Dow Jones-UBS Commodity Index Total Return is designed to provide diversified commodity exposure, with weightings based on each underlying commodity’s liquidity and economic significance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Returns are historical and are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the Performance table, the performance of Investor Class is linked to Institutional Class.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/14. Without the reimbursement, performance would have been lower.

[4]

Commodity Exposure reflects the Fund’s exposure to commodity indices through total return swaps (derived based on notional amounts plus or minus unrealized appreciation (depreciation)) and the exchange-traded notes.

Fund profile subject to change due to active management.

3

Parametric Commodity Strategy Fund

June 30, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 – June 30, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/13)	Ending Account Value (6/30/13)	Expenses Paid During Period* (1/1/13 – 6/30/13)		Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$880.60	$4.66	**	1.00%
Institutional Class	$1,000.00	$881.90	$3.50	**	0.75%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,019.80	$5.01	**	1.00%
Institutional Class	$1,000.00	$1,021.10	$3.76	**	0.75%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2012.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

4

Parametric Commodity Strategy Fund

June 30, 2013

Consolidated Portfolio of Investments (Unaudited)

Exchange-Traded Notes (ETN) — 0.1%

Security	Units	Value

iPath Dow Jones-UBS Commodity Index Total Return ETN (Barclays Bank PLC), 0%, 6/12/36(1)	2,310	$84,292

Total Exchange-Traded Notes (identified cost $89,692)		$84,292

Short-Term Investments — 99.8%

U.S. Treasury Obligations — 76.0%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 10/17/13	$5,000	$4,999,305
U.S. Treasury Bill, 0.00%, 12/12/13	8,000	7,997,680
U.S. Treasury Bill, 0.00%, 1/9/14	9,000	8,997,237
U.S. Treasury Bill, 0.00%, 2/6/14(2)	10,000	9,995,190
U.S. Treasury Bill, 0.00%, 3/6/14(2)	10,000	9,993,020
U.S. Treasury Bill, 0.00%, 4/3/14(2)	11,000	10,991,035
U.S. Treasury Bill, 0.00%, 5/1/14	5,000	4,995,090

Total U.S. Treasury Obligations (identified cost $57,953,709)		$57,968,557

Other — 23.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(3)	$18,168	$18,168,309

Total Other (identified cost $18,168,309)		$18,168,309

Total Short-Term Investments (identified cost $76,122,018)		$76,136,866

Total Investments — 99.9% (identified cost $76,211,710)		$76,221,158

Other Assets, Less Liabilities — 0.1%		$55,548

Net Assets — 100.0%		$76,276,706

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)

Security does not guarantee any return of principal at maturity, upon redemption or otherwise, and does not pay any interest during its term. Cash payment at maturity or upon early redemption is based on the performance of the indicated index less an investor fee. Security is also subject to credit risk of the indicated issuer.

(2)	Security (or a portion thereof) has been pledged as collateral for open swap contracts.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2013.

5	See Notes to Consolidated Financial Statements.

Parametric Commodity Strategy Fund

June 30, 2013

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2013
Unaffiliated investments, at value (identified cost, $58,043,401)	$58,052,849
Affiliated investment, at value (identified cost, $18,168,309)	18,168,309
Cash	4,381,592
Interest receivable from affiliated investment	1,341
Receivable for investments sold	2,047,593
Receivable for Fund shares sold	922,261
Receivable for open swap contracts	183,324
Receivable for closed swap contracts	130,406
Receivable from affiliates	80,744
Total assets	$83,968,419

Liabilities
Payable for investments purchased	$740,657
Payable for Fund shares redeemed	3,054,104
Payable for open swap contracts	2,203,115
Payable for closed swap contracts	1,592,484
Payable to affiliates:
Investment adviser and administration fee	37,857
Distribution and service fees	410
Trustees’ fees	898
Accrued expenses	62,188
Total liabilities	$7,691,713
Net Assets	$76,276,706

Sources of Net Assets
Paid-in capital	$89,066,132
Accumulated net realized loss	(9,554,608)
Accumulated net investment loss	(1,224,475)
Net unrealized depreciation	(2,010,343)
Total	$76,276,706

Investor Class Shares
Net Assets	$1,956,110
Shares Outstanding	262,662
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.45

Institutional Class Shares
Net Assets	$74,320,596
Shares Outstanding	9,952,788
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.47

6	See Notes to Consolidated Financial Statements.

Parametric Commodity Strategy Fund

June 30, 2013

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2013
Interest	$49,440
Interest allocated from affiliated investment	15,599
Expenses allocated from affiliated investment	(1,690)
Total investment income	$63,349

Expenses
Investment adviser and administration fee	$276,881
Distribution and service fees
Investor Class	2,063
Trustees’ fees and expenses	2,074
Custodian fee	111,835
Transfer and dividend disbursing agent fees	8,660
Legal and accounting services	122,093
Printing and postage	10,231
Registration fees	19,500
Miscellaneous	5,800
Total expenses	$559,137
Deduct —
Allocation of expenses to affiliates	$212,599
Reduction of custodian fee	1
Total expense reductions	$212,600

Net expenses	$346,537

Net investment loss	$(283,188)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(390,328)
Investment transactions allocated from affiliated investment	366
Swap contracts	(9,092,279)
Net realized loss	$(9,482,241)
Change in unrealized appreciation (depreciation) —
Investments	$7,986
Swap contracts	(1,422,414)
Net change in unrealized appreciation (depreciation)	$(1,414,428)

Net realized and unrealized loss	$(10,896,669)

Net decrease in net assets from operations	$(11,179,857)

7	See Notes to Consolidated Financial Statements.

Parametric Commodity Strategy Fund

June 30, 2013

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
From operations —
Net investment loss	$(283,188)	$(375,624)
Net realized gain (loss) from investment transactions and swap contracts	(9,482,241)	1,805,501
Net change in unrealized appreciation (depreciation) from investments and swap contracts	(1,414,428)	(781,140)
Net increase (decrease) in net assets from operations	$(11,179,857)	$648,737
Distributions to shareholders —
From net investment income
Investor Class	$—	$(1,961)
Institutional Class	—	(742,457)
From net realized gain
Investor Class	—	(52)
Institutional Class	—	(25,230)
Tax return of capital
Investor Class	—	(5,608)
Institutional Class	—	(2,123,643)
Total distributions to shareholders	$—	$(2,898,951)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Investor Class	$1,969,948	$683,402
Institutional Class	62,984,864	66,366,227
Net asset value of shares issued to shareholders in payment of distributions declared
Investor Class	—	7,263
Institutional Class	—	2,856,559
Cost of shares redeemed
Investor Class	(451,862)	(426)
Institutional Class	(56,668,016)	(17,742,227)
Net increase in net assets from Fund share transactions	$7,834,934	$52,170,798

Net increase (decrease) in net assets	$(3,344,923)	$49,920,584

Net Assets
At beginning of period	$79,621,629	$29,701,045
At end of period	$76,276,706	$79,621,629

Accumulated net investment loss included in net assets
At end of period	$(1,224,475)	$(941,287)

8	See Notes to Consolidated Financial Statements.

Parametric Commodity Strategy Fund

June 30, 2013

Consolidated Financial Highlights

	Investor Class
	Six Months Ended June 30, 2013 (Unaudited)		Period Ended December 31, 2012(1)
Net asset value — Beginning of period	$8.460		$8.800

Income (Loss) From Operations
Net investment loss(2)	$(0.034)		$(0.076)
Net realized and unrealized gain (loss)	(0.976)		0.052

Total loss from operations	$(1.010)		$(0.024)

Less Distributions
From net investment income	$—		$(0.081)
From net realized gain	—		(0.003)
Tax return of capital	—		(0.232)

Total distributions	$—		$(0.316)

Net asset value — End of period	$7.450		$8.460

Total Return(3)	(11.94	)%(4)	(0.27	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,956		$683
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.00	%(7)	1.00	%(7)
Net investment loss	(0.86	)%(7)	(0.87	)%(7)
Portfolio Turnover	1,521	%(4)(8)	3,455	%(8)(9)

(1)	For the period from the commencement of operations, January 3, 2012, to December 31, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.

(4)	Not annualized.

(5)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.46% and 0.43% of average daily net assets for the six months ended June 30, 2013 and period ended December 31, 2012, respectively).

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Excluding the Fund’s investment in exchange-traded notes, which are used as temporary cash investments but offer commodity exposure, the portfolio turnover would be 0%.

(9)	For the year ended December 31, 2012.

9	See Notes to Consolidated Financial Statements.

Parametric Commodity Strategy Fund

June 30, 2013

Consolidated Financial Highlights — continued

	Institutional Class
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012		Period Ended December 31, 2011 (1)
Net asset value — Beginning of period	$8.470		$8.600		$10.000

Income (Loss) From Operations
Net investment loss(2)	$(0.025)		$(0.055)		$(0.038)
Net realized and unrealized gain (loss)	(0.975)		0.252		(1.339)

Total income (loss) from operations	$(1.000)		$0.197		$(1.377)

Less Distributions
From net investment income	$—		$(0.084)		$(0.023)
From net realized gain	—		(0.003)		—
Tax return of capital	—		(0.240)		—

Total distributions	$—		$(0.327)		$(0.023)

Net asset value — End of period	$7.470		$8.470		$8.600

Total Return(3)	(11.81	)%(4)	2.30%		(13.77	)%(4)(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$74,321		$78,938		$29,701
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	0.75	%(8)	0.75%		0.75	%(8)
Net investment loss	(0.61	)%(8)	(0.63)%		(0.67	)%(8)
Portfolio Turnover	1,521	%(4)(9)	3,455	%(9)	1,732	%(4)(9)

(1)	For the period from the start of business, May 25, 2011, to December 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

During the period ended December 31, 2011, the Fund received a payment made by an affiliate for a trading error which amounted to $0.024 per share. Had the Fund not received this payment, total return would have been lower by 0.20%.

(6)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.46%, 0.43% and 1.90% of average daily net assets for the six months ended June 30, 2013, the year ended December 31, 2012 and the period ended December 31, 2011, respectively).

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Excluding the Fund’s investment in exchange-traded notes, which are used as temporary cash investments but offer commodity exposure, the portfolio turnover would be 0%.

10	See Notes to Consolidated Financial Statements.

Parametric Commodity Strategy Fund

June 30, 2013

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Commodity Strategy Fund (formerly, Eaton Vance Parametric Structured Commodity Strategy Fund) (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers two classes of shares. Investor Class (renamed from Class A effective March 1, 2013) and Institutional Class (renamed from Class I effective March 1, 2013) shares are sold at net asset value and are not subject to a sales charge. Prior to March 1, 2013, the date the sales charge was eliminated and the share class was renamed, Investor Class shares were generally sold subject to a sales charge of 4.75% imposed at time of purchase. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSC Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at June 30, 2013 were $14,817,522 or 19.4% of the Fund’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Exchange-traded notes are valued at the last sale price on the primary market or exchange on which they are traded on the day of valuation. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Total return swaps are valued by obtaining the value of the underlying index or instrument and reference interest rate from a third party pricing service.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2012, the Fund, for federal income tax purposes, had deferred capital losses of $73,958 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year.

11

Parametric Commodity Strategy Fund

June 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Fund is treated as a U.S. shareholder of the Subsidiary. As a result, the Fund is required to include in gross income for U.S. federal income tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Fund.

As of June 30, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates, securities, or the index.

J  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to June 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are recorded separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the consolidated financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund and the Subsidiary. Pursuant to the investment advisory and administrative agreement between the Trust and EVM and the investment advisory agreement between the Subsidiary and EVM, the Fund and Subsidiary pay EVM an aggregate fee at an annual rate of 0.60% of the Fund’s consolidated average daily net assets up to $500 million and at reduced rates on consolidated net assets of $500 million and over, and is payable monthly. For the six months ended June 30, 2013, the investment adviser and administration fee amounted to $276,881 or 0.60% (annualized) of the Fund’s consolidated average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its advisory and administration fee for sub-advisory

12

Parametric Commodity Strategy Fund

June 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

services provided to the Fund. EVM and Parametric have agreed to reimburse the Fund’s expenses, including expenses of the Subsidiary, to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.00% and 0.75% of the Fund’s consolidated average daily net assets of Investor Class and Institutional Class, respectively. This agreement may be changed or terminated at any time after April 30, 2014. Pursuant to this agreement, EVM and Parametric were allocated $212,599 in total of the Fund’s operating expenses for the six months ended June 30, 2013.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2013, EVM earned $114 in sub-transfer agent fees. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plan

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2013 amounted to $2,063 for Investor Class shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

Prior to March 1, 2013, Class A (renamed Investor Class) shares may have been subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC was based upon the lower of the net asset value at date of redemption or date of purchase. No charge was levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC was levied on shares which had been sold to EVM or its affiliates or to their respective employees or clients and may have been waived under certain other limited conditions. For the six months ended June 30, 2013, the Fund was informed that EVD received no CDSCs paid by Investor Class shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $24,384,293 and $25,979,273, respectively, for the six months ended June 30, 2013.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Investor Class	Six Months Ended June 30, 2013 (Unaudited)	Period Ended December 31, 2012(1)

Sales	238,438	79,996
Issued to shareholders electing to receive payments of distributions in Fund shares	—	858
Redemptions	(56,581)	(49)

Net increase	181,857	80,805

13

Parametric Commodity Strategy Fund

June 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Institutional Class	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Sales	7,829,442	7,566,123
Issued to shareholders electing to receive payments of distributions in Fund shares	—	337,602
Redemptions	(7,199,988)	(2,033,101)

Net increase	629,454	5,870,624

(1)	Investor Class commenced operations on January 3, 2012.

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the Subsidiary, at June 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$76,210,119

Gross unrealized appreciation	$16,916
Gross unrealized depreciation	(5,877)

Net unrealized appreciation	$11,039

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at June 30, 2013 is as follows:

Total Return Swaps
Counterparty	Notional Amount	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/ Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)

Barclays Bank PLC	$616,229	Receives	Excess Return on S&P GSCI 1 Month Forward Brent Crude Index	Pays	0.19%	7/26/13	$(10)
Barclays Bank PLC	568,978	Receives	Excess Return on S&P GSCI 1 Month Forward Crude Oil Index	Pays	0.19	7/26/13	(9)
Barclays Bank PLC	2,397,184	Receives	Excess Return on S&P GSCI 1 Month Forward GasOil Index	Pays	0.19	7/26/13	(38)
Barclays Bank PLC	3,009,473	Receives	Excess Return on S&P GSCI 1 Month Forward Unleaded Gasoline Index	Pays	0.19	7/26/13	(48)
Barclays Bank PLC	1,282,815	Receives	Excess Return on S&P GSCI 1 Month Forward Aluminum Index	Pays	0.20	7/26/13	(21)
Barclays Bank PLC	2,226,116	Receives	Excess Return on S&P GSCI 1 Month Forward Copper Index	Pays	0.20	7/26/13	(37)
Barclays Bank PLC	2,243,249	Receives	Excess Return on S&P GSCI 1 Month Forward Gold Index	Pays	0.20	7/26/13	(37)

14

Parametric Commodity Strategy Fund

June 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Total Return Swaps (continued)
Counterparty	Notional Amount	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/ Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	$573,444	Receives	Excess Return on S&P GSCI 1 Month Forward Lead Index	Pays	0.20%	7/26/13	$(10)
Barclays Bank PLC	1,071,625	Receives	Excess Return on S&P GSCI 1 Month Forward Nickel Index	Pays	0.20	7/26/13	(18)
Barclays Bank PLC	1,008,409	Receives	Excess Return on S&P GSCI 1 Month Forward Silver Index	Pays	0.20	7/26/13	(17)
Barclays Bank PLC	726,948	Receives	Excess Return on S&P GSCI 1 Month Forward Zinc Index	Pays	0.20	7/26/13	(12)
Barclays Bank PLC	309,339	Receives	Excess Return on S&P GSCI Platinum Index	Pays	0.21	7/26/13	(5)
Barclays Bank PLC	572,387	Receives	Excess Return on S&P GSCI 1 Month Forward Cocoa Index	Pays	0.25	7/26/13	(12)
Barclays Bank PLC	552,943	Receives	Excess Return on S&P GSCI 1 Month Forward Coffee Index	Pays	0.25	7/26/13	(12)
Barclays Bank PLC	1,677,265	Receives	Excess Return on S&P GSCI 1 Month Forward Corn Index	Pays	0.25	7/26/13	(35)
Barclays Bank PLC	257,634	Receives	Excess Return on S&P GSCI 1 Month Forward Cotton Index	Pays	0.25	7/26/13	(6)
Barclays Bank PLC	275,210	Receives	Excess Return on S&P GSCI 1 Month Forward Lean Hogs Index	Pays	0.25	7/26/13	(6)
Barclays Bank PLC	921,541	Receives	Excess Return on S&P GSCI 1 Month Forward Live Cattle Index	Pays	0.25	7/26/13	(19)
Barclays Bank PLC	1,416,637	Receives	Excess Return on S&P GSCI 1 Month Forward Soybeans Index	Pays	0.25	7/26/13	(30)
Barclays Bank PLC	1,043,937	Receives	Excess Return on S&P GSCI 1 Month Forward Sugar Index	Pays	0.25	7/26/13	(22)
Barclays Bank PLC	1,309,268	Receives	Excess Return on S&P GSCI 1 Month Forward Wheat Index	Pays	0.25	7/26/13	(28)
Barclays Bank PLC	1,762,359	Receives	Excess Return on S&P GSCI Enhanced Natural Gas Official Close Index	Pays	0.30	7/26/13	(44)
Barclays Bank PLC	989,964	Receives	Excess Return on Dow Jones-UBS 3 Month Forward Soybean Oil Index	Pays	0.35	7/26/13	(29)
Merrill Lynch International	735,000	Receives	Return on Dow Jones-UBS Tin Subindex	Pays	0.20	7/25/13	6,324
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Aluminum Index	Pays	0.20	7/25/13	(1,382)
Merrill Lynch International	340,000	Receives	Excess Return on S&P GSCI 1 Month Forward Aluminum Index	Pays	0.20	7/25/13	1,537
Merrill Lynch International	1,925,000	Receives	Excess Return on S&P GSCI 1 Month Forward Aluminum Index	Pays	0.20	7/25/13	(29,580)
Merrill Lynch International	429,000	Receives	Excess Return on S&P GSCI 1 Month Forward Brent Crude Index	Pays	0.20	7/25/13	(751)
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Brent Crude Index	Pays	0.20	7/25/13	(1,460)
Merrill Lynch International	1,731,000	Receives	Excess Return on S&P GSCI 1 Month Forward Copper Index	Pays	0.20	7/25/13	(5,091)

15

Parametric Commodity Strategy Fund

June 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Total Return Swaps (continued)
Counterparty	Notional Amount	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/ Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Merrill Lynch International	$300,000	Receives	Excess Return on S&P GSCI 1 Month Forward Copper Index	Pays	0.20%	7/25/13	$(1,973)
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Crude Oil Index	Pays	0.20	7/25/13	2,699
Merrill Lynch International	1,444,000	Receives	Excess Return on S&P GSCI 1 Month Forward GasOil Index	Pays	0.20	7/25/13	(1,328)
Merrill Lynch International	250,000	Receives	Excess Return on S&P GSCI 1 Month Forward GasOil Index	Pays	0.20	7/25/13	6,441
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward GasOil Index	Pays	0.20	7/25/13	(235)
Merrill Lynch International	1,127,000	Receives	Excess Return on S&P GSCI 1 Month Forward Gold Index	Pays	0.20	7/25/13	(54,741)
Merrill Lynch International	250,000	Receives	Excess Return on S&P GSCI 1 Month Forward Gold Index	Pays	0.20	7/25/13	(10,446)
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Gold Index	Pays	0.20	7/25/13	(8,041)
Merrill Lynch International	400,000	Receives	Excess Return on S&P GSCI 1 Month Forward Gold Index	Pays	0.20	7/25/13	4,079
Merrill Lynch International	897,000	Receives	Excess Return on S&P GSCI 1 Month Forward Lead Index	Pays	0.20	7/25/13	14,282
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Lead Index	Pays	0.20	7/25/13	(471)
Merrill Lynch International	751,000	Receives	Excess Return on S&P GSCI 1 Month Forward Nickel Index	Pays	0.20	7/25/13	201
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Nickel Index	Pays	0.20	7/25/13	(3,215)
Merrill Lynch International	473,000	Receives	Excess Return on S&P GSCI 1 Month Forward Silver Index	Pays	0.20	7/25/13	(9,435)
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Silver Index	Pays	0.20	7/25/13	(552)
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Silver Index	Pays	0.20	7/25/13	(845)
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Silver Index	Pays	0.20	7/25/13	9,880
Merrill Lynch International	885,000	Receives	Excess Return on S&P GSCI 1 Month Forward Unleaded Gasoline Index	Pays	0.20	7/25/13	(19,620)
Merrill Lynch International	250,000	Receives	Excess Return on S&P GSCI 1 Month Forward Unleaded Gasoline Index	Pays	0.20	7/25/13	(1,065)
Merrill Lynch International	400,000	Receives	Excess Return on S&P GSCI 1 Month Forward Unleaded Gasoline Index	Pays	0.20	7/25/13	(2,008)
Merrill Lynch International	703,000	Receives	Excess Return on S&P GSCI 1 Month Forward Zinc Index	Pays	0.20	7/25/13	8,593
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Zinc Index	Pays	0.20	7/25/13	292

16

Parametric Commodity Strategy Fund

June 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Total Return Swaps (continued)
Counterparty	Notional Amount	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/ Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Merrill Lynch International	$735,000	Receives	Excess Return on S&P GSCI Palladium Index	Pays	0.20%	7/25/13	$(4,907)
Merrill Lynch International	500,000	Receives	Excess Return on S&P GSCI Platinum Index	Pays	0.20	7/25/13	(10,193)
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI Platinum Index	Pays	0.20	7/25/13	(2,103)
Merrill Lynch International	370,000	Receives	Excess Return on S&P GSCI 1 Month Forward Cocoa Index	Pays	0.27	7/25/13	1,170
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Cocoa Index	Pays	0.27	7/25/13	1,484
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Coffee Index	Pays	0.27	7/25/13	(2,467)
Merrill Lynch International	397,000	Receives	Excess Return on S&P GSCI 1 Month Forward Coffee Index	Pays	0.27	7/25/13	6,844
Merrill Lynch International	424,000	Receives	Excess Return on S&P GSCI 1 Month Forward Corn Index	Pays	0.27	7/25/13	(36,181)
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Corn Index	Pays	0.27	7/25/13	(10,156)
Merrill Lynch International	212,000	Receives	Excess Return on S&P GSCI 1 Month Forward Cotton Index	Pays	0.27	7/25/13	(3,371)
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Cotton Index	Pays	0.27	7/25/13	303
Merrill Lynch International	305,000	Receives	Excess Return on S&P GSCI 1 Month Forward Lean Hogs Index	Pays	0.27	7/25/13	1,224
Merrill Lynch International	736,000	Receives	Excess Return on S&P GSCI 1 Month Forward Live Cattle Index	Pays	0.27	7/25/13	10,784
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Soybeans Index	Pays	0.27	7/25/13	(4,155)
Merrill Lynch International	756,000	Receives	Excess Return on S&P GSCI 1 Month Forward Soybeans Index	Pays	0.27	7/25/13	(19,476)
Merrill Lynch International	860,000	Receives	Excess Return on S&P GSCI 1 Month Forward Sugar Index	Pays	0.27	7/25/13	13,350
Merrill Lynch International	200,000	Receives	Excess Return on S&P GSCI 1 Month Forward Wheat Index	Pays	0.27	7/25/13	(7,965)
Merrill Lynch International	453,000	Receives	Excess Return on S&P GSCI 1 Month Forward Wheat Index	Pays	0.27	7/25/13	(32,041)
Merrill Lynch International	841,000	Receives	Excess Return on Dow Jones-UBS 3 Month Forward Soybean Oil Index	Pays	0.30	7/25/13	(37,478)
Merrill Lynch International	200,000	Receives	Excess Return on Dow Jones-UBS 3 Month Forward Soybean Oil Index	Pays	0.30	7/25/13	(3,622)
Merrill Lynch International	368,000	Receives	Excess Return on S&P GSCI 1 Month Forward Feeder Cattle Index	Pays	0.30	7/25/13	12,129
Merrill Lynch International	1,036,000	Receives	Excess Return on S&P GSCI Enhanced Natural Gas Official Close Index	Pays	0.35	7/25/13	(75,501)

17

Parametric Commodity Strategy Fund

June 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Total Return Swaps (continued)
Counterparty	Notional Amount	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/ Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Merrill Lynch International	$400,000	Receives	Excess Return on S&P GSCI Enhanced Natural Gas Official Close Index	Pays	0.35%	7/25/13	$(2,564)
Merrill Lynch International	225,000	Receives	Excess Return on S&P GSCI Enhanced Natural Gas Official Close Index	Pays	0.35	7/25/13	(10,680)
Merrill Lynch International	2,744,073	Receives	Excess Return on S&P GSCI 1 Month Forward Aluminum Index	Pays	0.23	8/8/13	(280,195)
Merrill Lynch International	290,348	Receives	Excess Return on S&P GSCI 1 Month Forward Brent Crude Index	Pays	0.23	8/8/13	(3,639)
Merrill Lynch International	1,827,064	Receives	Excess Return on S&P GSCI 1 Month Forward Copper Index	Pays	0.23	8/8/13	(146,553)
Merrill Lynch International	536,074	Receives	Excess Return on S&P GSCI 1 Month Forward Crude Oil Index	Pays	0.23	8/8/13	7,886
Merrill Lynch International	1,850,101	Receives	Excess Return on S&P GSCI 1 Month Forward GasOil Index	Pays	0.23	8/8/13	10,797
Merrill Lynch International	2,126,887	Receives	Excess Return on S&P GSCI 1 Month Forward Gold Index	Pays	0.23	8/8/13	(288,727)
Merrill Lynch International	1,563,165	Receives	Excess Return on S&P GSCI 1 Month Forward Lead Index	Pays	0.23	8/8/13	(108,494)
Merrill Lynch International	1,108,486	Receives	Excess Return on S&P GSCI 1 Month Forward Nickel Index	Pays	0.23	8/8/13	(102,184)
Merrill Lynch International	1,355,451	Receives	Excess Return on S&P GSCI 1 Month Forward Silver Index	Pays	0.23	8/8/13	(195,945)
Merrill Lynch International	1,703,674	Receives	Excess Return on S&P GSCI 1 Month Forward Unleaded Gasoline Index	Pays	0.23	8/8/13	(68,625)
Merrill Lynch International	1,526,426	Receives	Excess Return on S&P GSCI 1 Month Forward Zinc Index	Pays	0.23	8/8/13	(66,969)
Merrill Lynch International	688,940	Receives	Excess Return on S&P GSCI Platinum Index	Pays	0.23	8/8/13	(87,082)
Merrill Lynch International	549,170	Receives	Excess Return on S&P GSCI 1 Month Forward Cocoa Index	Pays	0.28	8/8/13	(46,781)
Merrill Lynch International	489,742	Receives	Excess Return on S&P GSCI 1 Month Forward Coffee Index	Pays	0.28	8/8/13	(40,752)
Merrill Lynch International	492,512	Receives	Excess Return on S&P GSCI 1 Month Forward Corn Index	Pays	0.28	8/8/13	(26,297)
Merrill Lynch International	944,069	Receives	Excess Return on S&P GSCI 1 Month Forward Cotton Index	Pays	0.28	8/8/13	(15,443)
Merrill Lynch International	822,269	Receives	Excess Return on S&P GSCI 1 Month Forward Lean Hogs Index	Pays	0.28	8/8/13	32,836
Merrill Lynch International	1,235,496	Receives	Excess Return on S&P GSCI 1 Month Forward Live Cattle Index	Pays	0.28	8/8/13	21,036
Merrill Lynch International	589,011	Receives	Excess Return on S&P GSCI 1 Month Forward Soybeans Index	Pays	0.28	8/8/13	(24,362)
Merrill Lynch International	919,450	Receives	Excess Return on S&P GSCI 1 Month Forward Sugar Index	Pays	0.28	8/8/13	9,153

18

Parametric Commodity Strategy Fund

June 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Total Return Swaps (continued)
Counterparty	Notional Amount	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/ Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Merrill Lynch International	$994,065	Receives	Excess Return on S&P GSCI 1 Month Forward Wheat Index	Pays	0.28%	8/8/13	$(67,473)
Merrill Lynch International	975,214	Receives	Excess Return on Dow Jones-UBS 3 Month Forward Soybean Oil Index	Pays	0.33	8/8/13	(47,328)
Merrill Lynch International	2,588,774	Receives	Excess Return on S&P GSCI Enhanced Natural Gas Official Close Index	Pays	0.38	8/8/13	(170,662)

							$(2,019,791)

At June 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to commodity risk in the normal course of pursuing its investment objective. Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Fund invests primarily in commodities-linked derivative investments, including total return swaps based on a commodity index, and commodity exchange-traded notes that provide exposure to the investment returns of the commodities market, without investing directly in physical commodities.

The Fund enters into swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which may trigger a payment by the Fund for those derivatives in a liability position. At June 30, 2013, the fair value of derivatives with credit-related contingent features in a net liability position was $2,203,115. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $9,516,996 at June 30, 2013.

The non-exchange traded derivatives in which the Fund invests, including swap contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund (and Subsidiary) has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Fund (and Subsidiary) or the counterparty. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Fund if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered fund may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered fund.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is commodity risk at June 30, 2013 was as follows:

	Fair Value
	Asset Derivative		Liability Derivative

Swap Contracts	$183,324	(1)	$(2,203,115	)(2)

(1)	Consolidated Statement of Assets and Liabilities location: Receivable for open swap contracts; Net unrealized depreciation.

(2)	Consolidated Statement of Assets and Liabilities location: Payable for open swap contracts; Net unrealized depreciation.

During the current reporting period, the Fund adopted the new disclosure requirements for offsetting assets and liabilities, pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Fund’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting

19

Parametric Commodity Strategy Fund

June 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

agreement and net of the related collateral received by the Fund (and Subsidiary) for assets and pledged by the Fund (and Subsidiary) for liabilities as of June 30, 2013.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Barclays Bank PLC	$—	$—	$—	$—	$—
Merrill Lynch International	183,324	(183,324)	—	—	—

	$183,324	$(183,324)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities (c)

Barclays Bank PLC	$(505)	$—	$505	$—	$—
Merrill Lynch International	(2,202,610)	183,324	2,019,286	—	—

	$(2,203,115)	$183,324	$2,019,791	$—	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations and whose primary underlying risk exposure is commodity risk for the six months ended June 30, 2013 was as follows:

	Realized Gain(Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Swap Contracts	$(9,092,279	)(1)	$(1,422,414	)(2)

(1)	Consolidated Statement of Operations location: Net realized gain (loss) – Swap contracts.

(2)	Consolidated Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts.

The average notional amount of swap contracts outstanding during the six months ended June 30, 2013, which is indicative of the volume of this derivative type, was approximately $93,555,000.

10  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2013.

11  Risks Associated with Commodities

The commodities which underlie commodity-linked derivatives in which the Fund invests may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

20

Parametric Commodity Strategy Fund

June 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Exchange-Traded Notes	$84,292	$—	$—	$84,292
Short-Term Investments —
U.S. Treasury Obligations	—	57,968,557	—	57,968,557
Other	—	18,168,309	—	18,168,309

Total Investments	$84,292	$76,136,866	$—	$76,221,158

Swap Contracts	$—	$183,324	$—	$183,324

Total	$84,292	$76,320,190	$—	$76,404,482

Liability Description

Swap Contracts	$—	$(2,203,115)	$—	$(2,203,115)

Total	$—	$(2,203,115)	$—	$(2,203,115)

The Fund held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At June 30, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

13  Name Change

Effective March 1, 2013, the name of Parametric Commodity Strategy Fund was changed from Eaton Vance Parametric Structured Commodity Strategy Fund.

21

Parametric Commodity Strategy Fund

June 30, 2013

Board of Trustees’ Contact Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

22

Parametric Commodity Strategy Fund

June 30, 2013

Board of Trustees’ Contact Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Parametric Commodity Strategy Fund (formerly Eaton Vance Parametric Structured Commodity Strategy Fund) (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser and coordinating activities in implementing the Fund’s investment strategy. In this regard, the Board considered the Adviser’s role in supervising the Sub-Adviser and coordinating activities in implementing the Fund’s investment strategy. In particular, the Board evaluated, where relevant, the abilities and experience of such personnel in investing in commodity-linked derivative securities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

23

Parametric Commodity Strategy Fund

June 30, 2013

Board of Trustees’ Contact Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. In light of the Fund’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

Management Fees and Expenses

The Board reviewed contractual investment advisory and administrative fee rates, payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board noted that the Fund has established a wholly-owned subsidiary to accommodate the Fund’s commodity-related investments. The subsidiary is managed by Eaton Vance Management and sub-advised by the Sub-adviser pursuant to separate investment advisory and sub-advisory agreements that are subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Fund, and the Fund will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

24

Parametric Commodity Strategy Fund

June 30, 2013

Officers and Trustees

Officers of Parametric Commodity Strategy Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Parametric Commodity Strategy Fund

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

25

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

26

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

5255-8/13	PPASCSSRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 19, 2013

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 19, 2013